UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity®

Global Balanced

Fund

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.57%
Actual		$ 1,000.00	$ 1,013.90	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.07%
Actual		$ 1,000.00	$ 1,010.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.10%
Actual		$ 1,000.00	$ 1,010.70	$ 10.47
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Balanced	1.01%
Actual		$ 1,000.00	$ 1,016.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,016.60	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 42.9%
Japan 15.6%
United Kingdom 7.6%
France 4.0%
Italy 3.9%
Germany 3.7%
Ireland 3.1%
Netherlands 2.5%
Spain 2.3%
Other 14.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	57.5
Bonds	31.9	36.3
Convertible Securities	0.5	0.0
Other Investments	1.8	0.6
Short-Term Investments and Net Other Assets (Liabilities)	7.0	5.6
Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	2.0
Adobe Systems, Inc. (United States of America)	1.6	1.8
CVS Health Corp. (United States of America)	1.4	1.3
Ameriprise Financial, Inc. (United States of America)	1.1	1.8
Zebra Technologies Corp. Class A (United States of America)	1.1	0.6
	7.2
Top Five Bond Issuers as of April 30, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	5.4	8.3
Buoni del Tesoro Poliennali	2.8	2.5
Spanish Kingdom	1.8	1.7
French Government	1.6	1.3
German Federal Republic	1.2	3.2
	12.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	19.1
Health Care	11.8	9.4
Information Technology	9.6	9.5
Consumer Discretionary	8.7	7.2
Industrials	7.3	8.2
Consumer Staples	6.0	5.1
Energy	3.8	5.4
Materials	2.0	3.0
Utilities	1.3	1.6
Telecommunication Services	1.2	1.1

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.5%
	Shares	Value
Australia - 1.7%
AMP Ltd.	108,504	$ 552,968
Ardent Leisure Group unit	74,204	116,562
Asciano Ltd.	50,184	262,504
Australia & New Zealand Banking Group Ltd.	19,730	530,697
BHP Billiton Ltd.	27,213	694,921
Cabcharge Australia Ltd.	63,766	228,589
Carsales.com Ltd.	18,338	136,991
Cimic Group Ltd.	13,810	230,483
Coca-Cola Amatil Ltd.	25,263	205,317
Commonwealth Bank of Australia	19,811	1,393,254
Computershare Ltd.	46,507	453,049
CSL Ltd.	9,901	712,843
John Fairfax Holdings Ltd.	344,134	284,585
Lend Lease Group unit	37,128	471,569
Lovisa Holdings Ltd.	29,466	72,519
Macquarie CountryWide Trust	10,120	34,516
Macquarie Group Ltd.	8,920	550,378
Mount Gibson Iron Ltd.	449,069	72,851
Myer Holdings Ltd.	184,783	201,795
Pact Group Holdings Ltd.	63,653	207,532
Paladin Energy Ltd. (Australia) (a)	398,082	110,258
QBE Insurance Group Ltd.	48,836	529,455
Sims Metal Management Ltd.	49,453	422,263
Slater & Gordon Ltd.	21,236	106,544
Suncorp Group Ltd.	37,419	388,355
Sunland Group Ltd.	118,290	175,985
Super Cheap Auto Group Ltd.	24,958	195,135
Sydney Airport unit	133,563	569,696
Transpacific Industries Group Ltd.	202,645	122,678
TOTAL AUSTRALIA		10,034,292
Austria - 0.2%
Andritz AG	19,300	1,129,952
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	300	22,830
Shire PLC	31,200	2,535,425
Wolseley PLC	18,202	1,076,547
TOTAL BAILIWICK OF JERSEY		3,634,802
Common Stocks - continued
	Shares	Value
Belgium - 0.5%
Anheuser-Busch InBev SA NV ADR	15,300	$ 1,836,612
KBC Groep NV	21,102	1,388,370
TOTAL BELGIUM		3,224,982
Bermuda - 0.2%
China Everbright Water Ltd. (a)	202,400	171,318
DVN Holdings Ltd. (a)	1,043,000	174,942
Signet Jewelers Ltd.	2,000	268,260
Travelport Worldwide Ltd.	17,000	269,110
Vostok Nafta Investment Ltd. SDR (a)	47,500	313,862
TOTAL BERMUDA		1,197,492
Canada - 0.6%
AG Growth International, Inc.	100	4,334
Agnico Eagle Mines Ltd. (Canada)	900	27,242
Agrium, Inc.	350	36,262
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,800	68,897
Allied Properties (REIT)	840	27,849
ARC Resources Ltd.	2,450	50,137
AutoCanada, Inc.	280	9,271
Avigilon Corp. (a)	1,100	18,982
Bank of Nova Scotia	1,020	56,246
Barrick Gold Corp.	700	9,097
Canadian National Railway Co.	2,890	186,598
Canadian Natural Resources Ltd.	1,180	39,209
CCL Industries, Inc. Class B	320	36,790
CGI Group, Inc. Class A (sub. vtg.) (a)	1,270	53,453
Constellation Software, Inc.	110	43,125
Constellation Software, Inc. rights 9/15/15 (a)	110	33
Eldorado Gold Corp.	4,120	20,523
Enbridge, Inc.	3,150	164,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	90	49,159
George Weston Ltd.	630	52,040
Gildan Activewear, Inc.	1,270	40,253
Gluskin Sheff + Associates, Inc.	630	14,840
H&R REIT/H&R Finance Trust	1,510	28,973
IMAX Corp. (a)	7,000	261,520
Imperial Oil Ltd.	2,210	97,412
Intact Financial Corp.	1,050	80,876
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,260	43,982
Keyera Corp.	1,646	57,941
Labrador Iron Ore Royalty Corp.	740	8,832
Common Stocks - continued
	Shares	Value
Canada - continued
Lundin Mining Corp. (a)	5,340	$ 26,556
Manulife Financial Corp.	1,050	19,111
MDC Partners, Inc. Class A (sub. vtg.)	300	6,282
Metro, Inc. Class A (sub. vtg.)	1,100	31,801
National Bank of Canada	1,570	63,438
North West Co., Inc.	1,060	21,754
Novadaq Technologies, Inc. (a)	280	3,027
Open Text Corp.	680	34,358
Painted Pony Petroleum Ltd. (a)	1,900	11,764
Paramount Resources Ltd. Class A (a)	350	10,354
Parkland Fuel Corp.	900	19,649
Pason Systems, Inc.	1,200	21,603
Peyto Exploration & Development Corp.	880	25,579
Pizza Pizza Royalty Corp.	140	1,654
Potash Corp. of Saskatchewan, Inc.	870	28,411
Power Corp. of Canada (sub. vtg.)	2,590	71,163
PrairieSky Royalty Ltd.	620	17,025
Quebecor, Inc. Class B (sub. vtg.)	680	18,701
Raging River Exploration, Inc. (a)	1,300	10,182
Rogers Communications, Inc. Class B (non-vtg.) (e)	2,520	90,022
Romarco Minerals, Inc. (a)	13,818	5,211
RONA, Inc.	2,290	30,141
Royal Bank of Canada	4,350	288,834
Silver Wheaton Corp.	1,470	28,998
Spartan Energy Corp. (a)	6,660	18,824
Stantec, Inc.	850	22,960
Stella-Jones, Inc.	460	16,581
Sun Life Financial, Inc.	3,020	96,645
Suncor Energy, Inc.	5,512	179,500
Tahoe Resources, Inc.	810	11,447
TELUS Corp.	2,990	103,417
The Toronto-Dominion Bank	5,790	267,305
Torex Gold Resources, Inc. (a)	10,180	9,450
TransForce, Inc.	1,060	23,941
Valeant Pharmaceuticals International (Canada) (a)	660	143,121
Vermilion Energy, Inc.	450	21,663
West Fraser Timber Co. Ltd.	600	30,873
WestJet Airlines Ltd.	840	18,986
Whistler Blackcomb Holdings, Inc.	320	4,838
Whitecap Resources, Inc.	2,360	29,243
Common Stocks - continued
	Shares	Value
Canada - continued
Winpak Ltd.	390	$ 12,675
ZCL Composites, Inc.	3,020	19,249
TOTAL CANADA		3,504,853
Cayman Islands - 0.4%
21Vianet Group, Inc. ADR (a)	5,033	103,529
CK Hutchison Holdings Ltd.	23,500	510,899
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,200	158,658
Tencent Holdings Ltd.	16,100	332,286
Uni-President China Holdings Ltd.	358,000	289,613
Vipshop Holdings Ltd. ADR (a)	28,000	792,120
TOTAL CAYMAN ISLANDS		2,187,105
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,000	459,942
Denmark - 0.6%
Carlsberg A/S Series B	13,300	1,212,542
DSV de Sammensluttede Vognmaend A/S	33,900	1,175,980
Novo Nordisk A/S Series B	5,000	280,703
William Demant Holding A/S (a)	12,900	1,055,895
TOTAL DENMARK		3,725,120
Finland - 1.0%
Amer Group PLC (A Shares)	45,500	1,138,683
Cargotec Corp. (B Shares)	58,300	2,350,404
Huhtamaki Oyj	32,300	1,032,559
Kesko Oyj	15,400	629,226
Valmet Corp.	79,700	923,673
TOTAL FINLAND		6,074,545
France - 1.8%
bioMerieux SA	12,500	1,348,519
Bollore Group	207,800	1,187,587
Christian Dior SA	7,605	1,486,786
Havas SA	135,700	1,131,840
Ipsen SA	21,900	1,257,674
Publicis Groupe SA	16,124	1,352,329
Rexel SA	78,300	1,475,693
Total SA sponsored ADR	13,000	703,300
Wendel SA	8,400	1,031,714
TOTAL FRANCE		10,975,442
Common Stocks - continued
	Shares	Value
Germany - 1.6%
adidas AG	14,600	$ 1,196,265
Bayer AG	14,900	2,144,596
Brenntag AG	18,300	1,098,012
CompuGroup Medical AG	20,100	574,534
Continental AG (e)	5,800	1,359,258
Deutsche Annington Immobilien SE	13,085	439,200
Fresenius SE & Co. KGaA	25,200	1,499,222
GEA Group AG	23,596	1,133,220
MLP AG	25,383	108,500
TOTAL GERMANY		9,552,807
Hong Kong - 0.6%
AIA Group Ltd.	242,800	1,622,729
Lenovo Group Ltd.	216,000	373,444
Power Assets Holdings Ltd.	28,500	288,473
SJM Holdings Ltd.	297,000	378,217
Techtronic Industries Co. Ltd.	115,500	410,555
Wharf Holdings Ltd.	45,000	325,429
TOTAL HONG KONG		3,398,847
Ireland - 2.7%
Actavis PLC (a)	23,850	6,746,211
Alkermes PLC (a)	44,400	2,458,428
DCC PLC (United Kingdom)	13,000	826,977
Endo Health Solutions, Inc. (a)	9,000	756,585
Greencore Group PLC	111,821	606,806
James Hardie Industries PLC CDI	33,849	391,349
Medtronic PLC	33,000	2,456,850
Prothena Corp. PLC (a)	3,000	97,230
Ryanair Holdings PLC sponsored ADR	10,000	648,500
United Drug PLC (United Kingdom)	164,090	1,334,545
TOTAL IRELAND		16,323,481
Isle of Man - 0.5%
Optimal Payments PLC (a)	194,600	884,327
Optimal Payments PLC rights 5/1/15 (a)	324,333	688,553
Playtech Ltd.	126,880	1,593,966
TOTAL ISLE OF MAN		3,166,846
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	268,100	$ 415,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,000	543,780
TOTAL ISRAEL		959,140
Italy - 0.2%
Amplifon SpA	153,000	1,191,717
Japan - 6.3%
AEON Financial Service Co. Ltd.	41,000	1,045,195
Asahi Group Holdings	33,800	1,086,908
Asahi Kasei Corp.	33,000	310,749
Bridgestone Corp.	36,800	1,541,320
Dai-ichi Mutual Life Insurance Co.	50,300	826,726
Daikin Industries Ltd.	15,300	1,030,746
Fanuc Corp.	600	131,978
Fuji Heavy Industries Ltd.	30,700	1,026,609
Furukawa Electric Co. Ltd.	250,000	458,224
Hitachi Metals Ltd.	85,000	1,329,335
Hoya Corp.	35,900	1,383,618
KDDI Corp.	34,200	809,252
Kubota Corp.	65,000	1,017,316
Kyocera Corp.	2,000	104,403
LIXIL Group Corp.	47,900	998,406
Mitsubishi Electric Corp.	22,000	287,314
Mitsubishi Heavy Industries Ltd.	211,000	1,169,093
NEC Corp.	460,000	1,530,425
Nihon Kohden Corp.	31,300	822,454
Nihon Parkerizing Co. Ltd.	36,800	418,372
Nintendo Co. Ltd.	5,000	839,500
Nippon Ceramic Co. Ltd.	25,900	369,126
Nippon Shinyaku Co. Ltd.	12,000	401,203
Nissan Motor Co. Ltd.	36,400	377,857
OMRON Corp.	3,000	137,754
ORIX Corp.	122,400	1,882,316
Panasonic Corp.	114,100	1,634,354
Rakuten, Inc.	27,700	483,931
ROHM Co. Ltd.	15,600	1,082,091
Seiko Epson Corp.	31,600	552,190
SoftBank Corp.	26,500	1,656,524
Stanley Electric Co. Ltd.	43,000	964,818
Sumitomo Mitsui Financial Group, Inc.	39,700	1,733,485
Sumitomo Mitsui Trust Holdings, Inc.	261,000	1,148,906
T&D Holdings, Inc.	53,900	777,766
Common Stocks - continued
	Shares	Value
Japan - continued
Temp Holdings Co., Ltd.	28,100	$ 890,015
Tokyo Electron Ltd.	6,400	350,799
Tokyo Tatemono Co. Ltd.	77,000	558,301
Toray Industries, Inc.	97,000	843,187
Tosoh Corp.	173,000	927,499
Toyota Motor Corp.	22,500	1,566,206
Yahoo! Japan Corp.	159,400	651,186
Yamaha Motor Co. Ltd.	46,400	1,091,893
TOTAL JAPAN		38,249,350
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	100	130,906
Luxembourg - 0.0%
Samsonite International SA	72,900	266,654
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen)	114,900	1,762,745
LyondellBasell Industries NV Class A	50	5,176
NXP Semiconductors NV (a)	21,000	2,018,520
Reed Elsevier NV	46,633	1,124,668
Unilever NV (NY Reg.)	6,000	260,880
TOTAL NETHERLANDS		5,171,989
Norway - 0.2%
TGS Nopec Geophysical Co. ASA	51,200	1,302,989
Singapore - 0.0%
Rex International Holdings Ltd. (a)	967,400	230,299
Spain - 0.4%
Amadeus IT Holding SA Class A	32,000	1,458,623
Red Electrica Corporacion SA	13,300	1,116,201
TOTAL SPAIN		2,574,824
Sweden - 2.1%
Elekta AB (B Shares)	94,698	886,110
Getinge AB (B Shares)	117,400	2,853,395
Hemfosa Fastigheter AB (a)	45,500	1,051,276
Indutrade AB	24,000	1,172,446
Kungsleden AB	138,395	1,007,361
Lundbergfoeretagen AB	21,600	1,014,536
Nordea Bank AB	78,400	996,084
SKF AB (B Shares)	48,900	1,194,385
Svenska Cellulosa AB (SCA) (B Shares)	49,600	1,254,631
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Handelsbanken AB (A Shares)	19,200	$ 886,252
Volvo AB (B Shares)	13,000	179,598
TOTAL SWEDEN		12,496,074
Switzerland - 1.2%
Julius Baer Group Ltd.	23,500	1,230,008
Roche Holding AG (participation certificate)	12,917	3,696,265
Sonova Holding AG Class B	7,986	1,103,303
TE Connectivity Ltd.	19,200	1,277,760
TOTAL SWITZERLAND		7,307,336
United Kingdom - 5.2%
Aberdeen Asset Management PLC	136,143	988,599
Babcock International Group PLC	109,930	1,695,772
British American Tobacco PLC (United Kingdom)	43,300	2,379,060
British Land Co. PLC	90,300	1,150,091
Bunzl PLC	39,469	1,109,761
Compass Group PLC	58,535	1,034,766
Dechra Pharmaceuticals PLC	46,600	728,103
Diageo PLC	62,749	1,742,061
Diploma PLC	81,000	993,558
Essentra PLC	70,200	1,030,488
HSBC Holdings PLC (United Kingdom)	223,500	2,232,654
ITV PLC	249,800	969,853
JUST EAT Ltd. (a)	5,000	35,062
Land Securities Group PLC	62,612	1,198,177
Lloyds Banking Group PLC	1,448,300	1,715,190
London Stock Exchange Group PLC	28,245	1,099,448
Micro Focus International PLC	400	7,699
Prudential PLC	69,511	1,730,653
Rolls-Royce Group PLC	98,827	1,575,590
Royal & Sun Alliance Insurance Group PLC	190,585	1,246,761
Schroders PLC	13,600	674,538
Shawbrook Group Ltd.	47,900	226,061
St. James's Place Capital PLC	39,600	540,172
Standard Chartered PLC:
(Hong Kong)	21,400	353,420
(United Kingdom)	149,650	2,450,101
Unite Group PLC	118,300	1,082,288
William Hill PLC	215,600	1,191,217
TOTAL UNITED KINGDOM		31,181,143
Common Stocks - continued
	Shares	Value
United States of America - 28.7%
AbbVie, Inc.	13,000	$ 840,580
Adobe Systems, Inc. (a)	125,200	9,522,712
Agios Pharmaceuticals, Inc. (a)	3,000	277,020
Alaska Air Group, Inc.	30,000	1,921,800
Alnylam Pharmaceuticals, Inc. (a)	1,726	175,828
AMAG Pharmaceuticals, Inc. (a)	2,000	101,940
Amazon.com, Inc. (a)	6,700	2,825,926
American Airlines Group, Inc.	41,400	1,998,999
Ameriprise Financial, Inc.	54,700	6,852,816
Amgen, Inc.	6,000	947,460
Amphenol Corp. Class A	3,700	204,869
AutoZone, Inc. (a)	2,500	1,681,650
Avalanche Biotechnologies, Inc. (a)	1,500	47,790
Babcock & Wilcox Co.	10,000	323,200
Biogen, Inc. (a)	11,200	4,188,016
BioMarin Pharmaceutical, Inc. (a)	9,000	1,008,450
BlackRock, Inc. Class A	1,700	618,698
bluebird bio, Inc. (a)	3,100	412,889
Booz Allen Hamilton Holding Corp. Class A	25,000	687,500
Cabot Oil & Gas Corp.	62,000	2,096,840
California Resources Corp.	11,000	102,300
CDW Corp.	1,000	38,320
Celgene Corp. (a)	12,000	1,296,720
Celldex Therapeutics, Inc. (a)	2,300	55,200
Charles Schwab Corp.	10,000	305,000
Chimerix, Inc. (a)	1,600	54,400
Church & Dwight Co., Inc.	4,000	324,680
Cidara Therapeutics, Inc.	5,564	81,346
Cigna Corp.	8,300	1,034,512
Cognizant Technology Solutions Corp. Class A (a)	15,000	878,100
CommScope Holding Co., Inc. (a)	13,000	383,630
Constellation Brands, Inc. Class A (sub. vtg.) (a)	21,000	2,434,740
CVS Health Corp.	84,500	8,390,005
Denbury Resources, Inc. (e)	326,000	2,872,060
Diamondback Energy, Inc. (a)	8,000	660,560
Diplomat Pharmacy, Inc. (e)	15,000	537,300
Domino's Pizza, Inc.	3,000	323,550
Dyax Corp. (a)	4,000	95,640
Dynegy, Inc. (a)	72,900	2,425,383
E*TRADE Financial Corp. (a)	5,000	143,950
Ecolab, Inc.	7,100	795,058
Electronic Arts, Inc. (a)	8,000	464,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Energizer Holdings, Inc.	20	$ 2,732
EQT Corp.	25,000	2,248,500
Estee Lauder Companies, Inc. Class A	19,200	1,560,768
Etsy, Inc.	2,100	46,704
Facebook, Inc. Class A (a)	63,800	5,025,526
FedEx Corp.	2,900	491,753
Ford Motor Co.	40,000	632,000
Freeport-McMoRan, Inc.	790	18,383
Gilead Sciences, Inc. (a)	64,000	6,432,640
Google, Inc. Class A (a)	4,700	2,579,219
HD Supply Holdings, Inc. (a)	13,000	429,000
Home Depot, Inc.	22,000	2,353,560
Huntington Ingalls Industries, Inc.	2,000	263,180
Illumina, Inc. (a)	100	18,425
inContact, Inc. (a)	85,000	879,750
Interactive Intelligence Group, Inc. (a)	2,000	87,960
Intercept Pharmaceuticals, Inc. (a)	10,600	2,679,786
Intrexon Corp. (a)	15,000	582,450
Intuit, Inc.	31,200	3,130,296
Isis Pharmaceuticals, Inc. (a)	3,700	209,864
J.B. Hunt Transport Services, Inc.	10,000	872,000
Level 3 Communications, Inc. (a)	33,000	1,846,020
LinkedIn Corp. Class A (a)	1,000	252,130
Lithia Motors, Inc. Class A (sub. vtg.)	3,900	388,947
Lowe's Companies, Inc.	3,300	227,238
lululemon athletica, Inc. (a)	12,000	763,680
Marathon Petroleum Corp.	25,500	2,513,535
MarketAxess Holdings, Inc.	1,200	103,020
MasterCard, Inc. Class A	43,800	3,951,198
McGraw Hill Financial, Inc.	114,000	11,890,200
Mead Johnson Nutrition Co. Class A	10,150	973,588
Microsoft Corp.	27,000	1,313,280
Moody's Corp.	24,000	2,580,480
Neurocrine Biosciences, Inc. (a)	19,000	647,710
Newfield Exploration Co. (a)	67,000	2,629,080
NiSource, Inc.	56,500	2,453,230
Novavax, Inc. (a)	7,000	54,110
Nu Skin Enterprises, Inc. Class A	3,700	209,235
NVIDIA Corp.	6,000	133,170
O'Reilly Automotive, Inc. (a)	2,800	609,924
PACCAR, Inc.	3,000	196,050
Palo Alto Networks, Inc. (a)	1,200	177,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Papa John's International, Inc.	6,000	$ 368,220
Party City Holdco, Inc.	2,500	51,975
PDC Energy, Inc. (a)	3,000	170,220
Philip Morris International, Inc.	16,000	1,335,520
Pinnacle Foods, Inc.	18,000	729,900
Post Holdings, Inc. (a)	6,000	281,640
Prestige Brands Holdings, Inc. (a)	85,000	3,336,250
Priceline Group, Inc. (a)	500	618,905
Range Resources Corp.	26,000	1,652,560
Red Hat, Inc. (a)	3,300	248,358
Rock-Tenn Co. Class A	10,000	629,800
Ross Stores, Inc.	5,000	494,400
Royal Gold, Inc.	300	19,359
Sage Therapeutics, Inc.	1,300	68,900
Salesforce.com, Inc. (a)	4,300	313,126
ServiceMaster Global Holdings, Inc.	29,000	1,002,240
Skyworks Solutions, Inc.	11,000	1,014,750
SolarWinds, Inc. (a)	2,000	97,560
Spark Therapeutics, Inc.	1,000	57,270
Spirit Airlines, Inc. (a)	31,300	2,143,111
Sprouts Farmers Market LLC (a)	21,000	671,685
SVB Financial Group (a)	15,900	2,110,884
Teleflex, Inc.	2,000	245,920
TESARO, Inc. (a)	2,000	108,940
Tetraphase Pharmaceuticals, Inc. (a)	3,000	105,840
The Blackstone Group LP	9,000	368,640
The Coca-Cola Co.	6,000	243,360
The Cooper Companies, Inc.	10,400	1,851,928
The Hain Celestial Group, Inc. (a)	14,000	843,360
The J.M. Smucker Co.	4,000	463,680
The Walt Disney Co.	25,400	2,761,488
Twitter, Inc. (a)	42,000	1,636,320
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,000	755,450
Ultragenyx Pharmaceutical, Inc. (a)	4,100	231,363
UnitedHealth Group, Inc.	23,000	2,562,200
Visa, Inc. Class A	50,000	3,302,500
Walgreens Boots Alliance, Inc.	14,700	1,219,071
Wells Fargo & Co.	76,000	4,187,600
Whirlpool Corp.	11,300	1,984,280
WPX Energy, Inc. (a)	81,000	1,113,750
Common Stocks - continued
	Shares	Value
United States of America - continued
Zebra Technologies Corp. Class A (a)	74,000	$ 6,813,920
Zendesk, Inc.	5,000	115,300
TOTAL UNITED STATES OF AMERICA		173,221,285
TOTAL COMMON STOCKS (Cost $305,600,794)		352,874,214
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Actavis PLC 5.50%	1,700	1,701,122
American Tower Corp. 5.50% (a)	12,900	1,323,540
Dynegy, Inc. 5.375% (a)	2,500	283,775
TOTAL UNITED STATES OF AMERICA		3,308,437
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	6,000	1,544,675
United Kingdom - 0.0%
Rolls-Royce Group PLC	13,934,607	21,390
Rolls-Royce Group PLC (C Shares) (a)	30,690,583	47,110
TOTAL UNITED KINGDOM		68,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,613,175
TOTAL PREFERRED STOCKS (Cost $4,272,256)		4,921,612
Investment Companies - 1.2%

United States of America - 1.2%
iShares Barclays 20+ Year Treasury Bond ETF (e) (Cost $7,373,443)	55,300	6,965,035
Nonconvertible Bonds - 10.6%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S) (d)	EUR	450,000	$ 517,874
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	314,460
TOTAL AUSTRALIA			832,334
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	796,358
4.7201% 7/31/18 (Reg. S)	GBP	600,000	984,346
TOTAL BAILIWICK OF JERSEY			1,780,704
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	428,460
Canada - 0.2%
Methanex Corp. 4.25% 12/1/24		1,250,000	1,275,050
The Toronto Dominion Bank 2.375% 10/19/16		250,000	255,901
TOTAL CANADA			1,530,951
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	177,771	280,363
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	252,010
6.875% 3/14/26	GBP	150,000	309,686
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,017
TOTAL CAYMAN ISLANDS			1,059,076
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	386,868
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	358,370
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	615,998
EDF SA 4.625% 9/11/24	EUR	150,000	219,586
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,012,481
Iliad SA 4.875% 6/1/16	EUR	500,000	585,467
TOTAL FRANCE			3,178,770
Germany - 0.6%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,594,201
Deutsche Bank AG London Branch 1.875% 2/13/18		400,000	401,635
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	800,000	894,567
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	$ 652,777
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	258,296
TOTAL GERMANY			3,801,476
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	417,911
Ireland - 0.4%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	195,738
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	760,973
Medtronic, Inc.:
3.5% 3/15/25 (f)		700,000	724,186
4.375% 3/15/35 (f)		450,000	475,308
4.625% 3/15/45 (f)		450,000	484,524
TOTAL IRELAND			2,640,729
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	707,403
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	339,627
TOTAL ITALY			1,047,030
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	473,600
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,713
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,771
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	459,815
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,144
TOTAL KOREA (SOUTH)			1,094,443
Luxembourg - 0.2%
Actavis Funding SCS:
3% 3/12/20		250,000	254,332
3.45% 3/15/22		250,000	254,128
3.8% 3/15/25		350,000	353,922
4.55% 3/15/35		200,000	200,682
4.75% 3/15/45		150,000	151,228
TOTAL LUXEMBOURG			1,214,292
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	606,177
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	475,431
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		$ 350,000	$ 359,008
5% 10/2/23 (f)		450,000	489,356
Heineken NV 1.4% 10/1/17 (f)		550,000	552,187
LYB International Finance BV:
4% 7/15/23		500,000	529,334
4.875% 3/15/44		500,000	528,187
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	408,590
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	178,023
TOTAL NETHERLANDS			4,126,293
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,638
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	418,526
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,730
TOTAL SINGAPORE			695,256
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	508,057
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	519,319
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	389,168
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	306,750
United Kingdom - 1.2%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	611,713
6.75% 1/16/23 (h)	GBP	300,000	506,561
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,506
Channel Link Enterprises Finance PLC 3.426% 6/30/50 (h)	EUR	950,000	1,063,008
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	195,650
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	336,951
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	204,420
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	429,260
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	663,493
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	628,634
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	$ 481,794
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	437,828
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	855,209
Tesco PLC 5.875% 9/12/16	EUR	100,000	119,824
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	237,261
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	263,691
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	299,995
TOTAL UNITED KINGDOM			7,539,798
United States of America - 5.0%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,235
Altria Group, Inc.:
2.85% 8/9/22		500,000	497,695
9.25% 8/6/19		134,000	170,916
American Express Co. 1.55% 5/22/18		550,000	549,787
American International Group, Inc. 5% 4/26/23	GBP	200,000	353,519
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	913,830
AutoZone, Inc. 3.125% 7/15/23		400,000	399,542
Bank of America Corp. 4.2% 8/26/24		950,000	960,137
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	567,247
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	567,555
4.15% 4/1/45		150,000	151,188
Chevron Corp.:
2.427% 6/24/20		200,000	206,706
3.191% 6/24/23		300,000	310,497
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,120,625
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,332,459
4.5% 1/14/22		150,000	163,908
CME Group, Inc. 3% 3/15/25		300,000	301,607
Comcast Corp.:
3.6% 3/1/24		350,000	373,140
4.75% 3/1/44		350,000	383,350
Frontier Oil Corp. 6.875% 11/15/18		250,000	259,063
General Electric Capital Corp. 4.65% 10/17/21		250,000	284,008
General Electric Co.:
4.5% 3/11/44		650,000	709,662
5.25% 12/6/17		550,000	606,228
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	254,675
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	671,311
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,455
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	$ 1,296,701
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	910,007
3.5% 3/10/25		950,000	973,741
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	354,060
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,214,868
4.35% 9/8/26		950,000	968,251
NBCUniversal, Inc. 4.375% 4/1/21		500,000	555,050
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	192,774
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	551,280
8.75% 5/1/19		100,000	124,135
Prologis LP:
3% 1/18/22	EUR	300,000	370,881
3% 6/2/26	EUR	250,000	312,369
3.375% 2/20/24	EUR	450,000	573,364
Qwest Corp. 6.75% 12/1/21		650,000	745,875
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,012
3.25% 11/1/22		200,000	197,893
Roche Holdings, Inc. 6% 3/1/19 (f)		69,000	79,566
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	454,669
2.45% 1/15/17 (f)		400,000	408,280
3.75% 1/15/22 (f)		200,000	210,887
Verizon Communications, Inc. 5.15% 9/15/23		350,000	395,173
Viacom, Inc. 4.25% 9/1/23		250,000	260,750
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	629,195
Walt Disney Co.:
0.45% 12/1/15		350,000	350,183
2.35% 12/1/22		150,000	148,856
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	607,991
Wells Fargo & Co. 3.676% 6/15/16		450,000	464,738
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	154,724
TOTAL UNITED STATES OF AMERICA			30,037,618
TOTAL NONCONVERTIBLE BONDS (Cost $63,939,112)			64,021,673
Government Obligations - 21.1%
		Principal Amount (d)	Value
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		$ 400,000	$ 391,000
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	5,004,244
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,567,450	2,538,215
France - 1.6%
French Government 0.5% 5/25/25	EUR	8,650,000	9,581,804
Germany - 1.2%
German Federal Republic:
0.5% 2/15/25	EUR	1,050,000	1,194,095
2% 1/4/22	EUR	1,400,000	1,767,577
2.5% 7/4/44	EUR	2,650,000	4,250,696
TOTAL GERMANY			7,212,368
Italy - 3.5%
Buoni del Tesoro Poliennali:
Indexed-Linked Bond, 2.35% 9/15/24 (f)	EUR	1,000,000	1,330,866
4.5% 3/1/24	EUR	5,450,000	7,686,072
5.5% 11/1/22	EUR	5,250,000	7,715,598
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	4,003,000	4,666,705
TOTAL ITALY			21,399,241
Japan - 9.1%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	471,960,000	4,170,890
0.1% 2/15/16	JPY	1,680,000,000	14,081,465
0.3% 6/20/15	JPY	835,000,000	6,996,062
0.5% 3/20/16	JPY	150,000,000	1,261,805
1.3% 3/20/20	JPY	100,000,000	887,235
1.3% 6/20/20	JPY	331,000,000	2,943,954
1.3% 3/20/21	JPY	802,750,000	7,194,240
1.7% 9/20/32	JPY	1,014,450,000	9,567,589
2% 9/20/40	JPY	781,000,000	7,562,186
TOTAL JAPAN			54,665,426
Netherlands - 0.9%
Dutch Government 2.75% 1/15/47	EUR	3,150,000	5,213,897
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	$ 768,599
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,096,835
5.5% 4/30/21	EUR	1,400,000	1,995,855
TOTAL SPAIN			10,861,289
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	849,296
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,017,596
4% 3/7/22	GBP	1,250,000	2,229,413
5% 3/7/25	GBP	1,075,000	2,122,221
TOTAL UNITED KINGDOM			6,369,230
United States of America - 0.5%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	199,984
2.75% 11/15/42		300,000	299,789
3% 11/15/44		200,000	210,359
3.625% 2/15/44		150,000	176,625
U.S. Treasury Notes:
1.75% 5/15/23		1,050,000	1,036,957
2.75% 11/15/23		850,000	904,453
TOTAL UNITED STATES OF AMERICA			2,828,167
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,060,303)			126,914,177
Asset-Backed Securities - 0.0%

Bavarian Sky SA 0.208% 6/20/20 (h) (Cost $194,458)	EUR	150,271	168,767
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.148% 12/20/54 (h) (Cost $103,508)	EUR	83,215	93,111
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0938% 4/19/21 (h) (Cost $167,983)	GBP	109,693	$ 165,011
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $998,299)		1,000,000	1,019,861
Preferred Securities - 0.6%

Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	613,274
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	398,385
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)		550,000	643,200
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,003,248
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	790,903
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,449,010
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	40,745,726	40,745,726
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,403,356	6,403,356
TOTAL MONEY MARKET FUNDS (Cost $47,149,082)		47,149,082
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $570,375,816)		607,741,553
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,859,664)
NET ASSETS - 100%		$ 602,881,889
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
CAD	-	Canadian dollar
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,076,497 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,361
Fidelity Emerging Markets Debt Central Fund	57,478
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	23,580
Total	$ 156,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 4,668,216	$ 45,023	$ 4,421,144	$ -	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	-	0.0%
Total	$ 12,810,718	$ 92,757	$ 12,453,939	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,000,839	$ 21,783,511	$ 22,217,328	$ -
Consumer Staples	31,943,394	23,032,160	8,911,234	-
Energy	19,200,226	17,897,237	1,302,989	-
Financials	74,986,199	39,448,863	35,537,336	-
Health Care	69,144,247	45,430,584	23,713,663	-
Industrials	37,724,469	11,442,222	26,282,247	-
Information Technology	59,192,428	47,190,820	12,001,608	-
Materials	9,480,659	2,870,719	6,609,940	-
Telecommunication Services	5,384,985	2,919,209	2,465,776	-
Utilities	6,738,380	5,622,179	1,116,201	-
Investment Companies	6,965,035	6,965,035	-	-
Corporate Bonds	64,021,673	-	64,021,673	-
Government Obligations	126,914,177	-	126,914,177	-
Asset-Backed Securities	168,767	-	168,767	-
Collateralized Mortgage Obligations	93,111	-	93,111	-
Commercial Mortgage Securities	165,011	-	165,011	-
Supranational Obligations	1,019,861	-	1,019,861	-
Preferred Securities	3,449,010	-	3,449,010	-
Money Market Funds	47,149,082	47,149,082	-	-
Total Investments in Securities:	$ 607,741,553	$ 271,751,621	$ 335,989,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 46,329,077
Level 2 to Level 1	$ 13,185,165
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	18.1%
BBB	11.4%
BB	0.2%
B	0.1%
Not Rated	2.2%
Equities	60.5%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,231,070) - See accompanying schedule: Unaffiliated issuers (cost $523,226,734)	$ 560,592,471
Fidelity Central Funds (cost $47,149,082)	47,149,082
Total Investments (cost $570,375,816)		$ 607,741,553
Cash		446,001
Foreign currency held at value (cost $126)		126
Receivable for investments sold		11,329,064
Receivable for fund shares sold		462,819
Dividends receivable		1,013,199
Interest receivable		1,193,591
Distributions receivable from Fidelity Central Funds		12,516
Prepaid expenses		550
Other receivables		13,414
Total assets		622,212,833

Liabilities
Payable for investments purchased	$ 11,652,525
Payable for fund shares redeemed	652,901
Accrued management fee	353,896
Distribution and service plan fees payable	42,636
Other affiliated payables	121,087
Other payables and accrued expenses	104,543
Collateral on securities loaned, at value	6,403,356
Total liabilities		19,330,944

Net Assets		$ 602,881,889
Net Assets consist of:
Paid in capital		$ 561,094,109
Undistributed net investment income		1,915,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,518,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,353,939
Net Assets		$ 602,881,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,203,711 ÷ 1,899,511 shares)	$ 23.27

Maximum offering price per share (100/94.25 of $23.27)	$ 24.69
Class T: Net Asset Value and redemption price per share ($17,790,201 ÷ 767,940 shares)	$ 23.17

Maximum offering price per share (100/96.50 of $23.17)	$ 24.01
Class B: Net Asset Value and offering price per share ($1,628,150 ÷ 70,232 shares)A	$ 23.18

Class C: Net Asset Value and offering price per share ($29,367,162 ÷ 1,283,850 shares)A	$ 22.87

Global Balanced: Net Asset Value, offering price and redemption price per share ($504,277,616 ÷ 21,494,917 shares)	$ 23.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,615,049 ÷ 240,058 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,395,870
Interest		2,146,129
Income from Fidelity Central Funds		156,453
Income before foreign taxes withheld		5,698,452
Less foreign taxes withheld		(165,444)
Total income		5,533,008

Expenses
Management fee	$ 2,173,370
Transfer agent fees	584,184
Distribution and service plan fees	256,742
Accounting and security lending fees	154,965
Custodian fees and expenses	126,998
Independent trustees' compensation	1,311
Registration fees	78,756
Audit	43,284
Legal	1,430
Miscellaneous	2,522
Total expenses before reductions	3,423,562
Expense reductions	(16,252)	3,407,310
Net investment income (loss)		2,125,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,700,181
Fidelity Central Funds	(279,659)
Foreign currency transactions	(271,518)
Total net realized gain (loss)		5,149,004
Change in net unrealized appreciation (depreciation) on: Investment securities	2,105,647
Assets and liabilities in foreign currencies	72,161
Total change in net unrealized appreciation (depreciation)		2,177,808
Net gain (loss)		7,326,812
Net increase (decrease) in net assets resulting from operations		$ 9,452,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,125,698	$ 5,319,518
Net realized gain (loss)	5,149,004	45,596,544
Change in net unrealized appreciation (depreciation)	2,177,808	(33,150,825)
Net increase (decrease) in net assets resulting from operations	9,452,510	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(19,066,398)	72,348,120
Redemption fees	7,669	10,838
Total increase (decrease) in net assets	(55,094,413)	37,438,058

Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including undistributed net investment income of $1,915,436 and undistributed net investment income of $1,461,867, respectively)	$ 602,881,889	$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.27	.49	3.13	1.41	.22	2.43
Total from investment operations	.33	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)J	(.31)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.27	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total ReturnB, C, D	1.53%	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.29%A	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.49%A	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,204	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) E	.03	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.27	.49	3.12	1.41	.22	2.42
Total from investment operations	.30	.57	3.19	1.62	.39	2.55
Distributions from net investment income	-	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)	(.30)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total ReturnB, C, D	1.39%	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.56%A	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.22%A	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,790	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.26	.49	3.11	1.41	.23	2.41
Total from investment operations	.23	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)	(.23)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.18	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total ReturnB, C, D	1.09%	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.06%A	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.28)%A	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.26	.49	3.08	1.41	.22	2.40
Total from investment operations	.22	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)	(.27)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.87	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total ReturnB, C, D	1.07%	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.10%A	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.32)%A	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,367	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) D	.09	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.27	.50	3.14	1.44	.22	2.43
Total from investment operations	.36	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)J	(2.23)	(.59)	(.33)	(.32)	(.30)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.46	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total ReturnB, C	1.67%	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01%A	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	1.01%A	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	1.00%A	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.78%A	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,278	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

J Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) D	.09	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.27	.49	3.14	1.43	.21	2.44
Total from investment operations	.36	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)	(2.23)J	(.59)	(.34)	(.32)	(.32)I
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 23.39	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total ReturnB, C	1.66%	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.03%A	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.75%A	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,615	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

J Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,908,628
Gross unrealized depreciation	(20,740,825)
Net unrealized appreciation (depreciation) on securities	$ 36,167,803

Tax cost	$ 571,573,750

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $406,882,191 and $460,877,362, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,466	$ 4,241
Class T	.25%	.25%	44,348	1,213
Class B	.75%	.25%	9,053	6,837
Class C	.75%	.25%	146,875	39,084
			$ 256,742	$ 51,375

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,643
Class T	3,564
Class B*	600
Class C*	2,569
$ 18,376

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 48,242.21
Class T	21,058.24
Class B	2,130.24
Class C	39,695.27
Global Balanced	467,031.18
Institutional Class	6,028.20
	$ 584,184

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,580. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Balanced expenses during the period in the amount of $1,211.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 21,068	$ 152,819
Class T	-	11,268
Global Balanced	1,632,478	3,316,756
Institutional Class	18,583	22,894
Total	$ 1,672,129	$ 3,503,737
From net realized gain
Class A	$ 3,250,151	$ 3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Institutional Class	426,152	283,096
Total	$ 43,816,065	$ 49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	188,241	636,858	$ 4,414,032	$ 15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(335,104)	(343,862)	(7,754,611)	(8,612,014)
Net increase (decrease)	(8,830)	419,864	$ (216,885)	$ 10,346,556
Class T
Shares sold	75,862	243,034	$ 1,773,776	$ 6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(80,784)	(131,285)	(1,864,493)	(3,273,584)
Net increase (decrease)	47,650	157,636	$ 1,095,302	$ 3,882,215
Class B
Shares sold	1,153	9,864	$ 26,724	$ 248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(18,846)	(23,467)	(433,739)	(580,083)
Net increase (decrease)	(12,677)	(6,728)	$ (293,594)	$ (167,506)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	153,266	684,092	$ 3,532,565	$ 16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(179,890)	(340,818)	(4,133,939)	(8,322,676)
Net increase (decrease)	50,346	418,408	$ 1,116,597	$ 10,381,685
Global Balanced
Shares sold	1,306,011	5,401,197	$ 30,615,716	$ 136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(3,733,858)	(5,392,045)	(87,556,014)	(135,719,200)
Net increase (decrease)	(815,680)	1,828,115	$ (20,199,012)	$ 44,311,458
Institutional Class
Shares sold	39,439	174,398	$ 921,426	$ 4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(78,199)	(42,801)	(1,837,866)	(1,072,645)
Net increase (decrease)	(23,466)	142,654	$ (568,806)	$ 3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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Fidelity Advisor®

Global Balanced

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.57%
Actual		$ 1,000.00	$ 1,013.90	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.07%
Actual		$ 1,000.00	$ 1,010.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.10%
Actual		$ 1,000.00	$ 1,010.70	$ 10.47
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Balanced	1.01%
Actual		$ 1,000.00	$ 1,016.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,016.60	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 42.9%
Japan 15.6%
United Kingdom 7.6%
France 4.0%
Italy 3.9%
Germany 3.7%
Ireland 3.1%
Netherlands 2.5%
Spain 2.3%
Other 14.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	57.5
Bonds	31.9	36.3
Convertible Securities	0.5	0.0
Other Investments	1.8	0.6
Short-Term Investments and Net Other Assets (Liabilities)	7.0	5.6
Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	2.0
Adobe Systems, Inc. (United States of America)	1.6	1.8
CVS Health Corp. (United States of America)	1.4	1.3
Ameriprise Financial, Inc. (United States of America)	1.1	1.8
Zebra Technologies Corp. Class A (United States of America)	1.1	0.6
	7.2
Top Five Bond Issuers as of April 30, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	5.4	8.3
Buoni del Tesoro Poliennali	2.8	2.5
Spanish Kingdom	1.8	1.7
French Government	1.6	1.3
German Federal Republic	1.2	3.2
	12.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	19.1
Health Care	11.8	9.4
Information Technology	9.6	9.5
Consumer Discretionary	8.7	7.2
Industrials	7.3	8.2
Consumer Staples	6.0	5.1
Energy	3.8	5.4
Materials	2.0	3.0
Utilities	1.3	1.6
Telecommunication Services	1.2	1.1

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.5%
	Shares	Value
Australia - 1.7%
AMP Ltd.	108,504	$ 552,968
Ardent Leisure Group unit	74,204	116,562
Asciano Ltd.	50,184	262,504
Australia & New Zealand Banking Group Ltd.	19,730	530,697
BHP Billiton Ltd.	27,213	694,921
Cabcharge Australia Ltd.	63,766	228,589
Carsales.com Ltd.	18,338	136,991
Cimic Group Ltd.	13,810	230,483
Coca-Cola Amatil Ltd.	25,263	205,317
Commonwealth Bank of Australia	19,811	1,393,254
Computershare Ltd.	46,507	453,049
CSL Ltd.	9,901	712,843
John Fairfax Holdings Ltd.	344,134	284,585
Lend Lease Group unit	37,128	471,569
Lovisa Holdings Ltd.	29,466	72,519
Macquarie CountryWide Trust	10,120	34,516
Macquarie Group Ltd.	8,920	550,378
Mount Gibson Iron Ltd.	449,069	72,851
Myer Holdings Ltd.	184,783	201,795
Pact Group Holdings Ltd.	63,653	207,532
Paladin Energy Ltd. (Australia) (a)	398,082	110,258
QBE Insurance Group Ltd.	48,836	529,455
Sims Metal Management Ltd.	49,453	422,263
Slater & Gordon Ltd.	21,236	106,544
Suncorp Group Ltd.	37,419	388,355
Sunland Group Ltd.	118,290	175,985
Super Cheap Auto Group Ltd.	24,958	195,135
Sydney Airport unit	133,563	569,696
Transpacific Industries Group Ltd.	202,645	122,678
TOTAL AUSTRALIA		10,034,292
Austria - 0.2%
Andritz AG	19,300	1,129,952
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	300	22,830
Shire PLC	31,200	2,535,425
Wolseley PLC	18,202	1,076,547
TOTAL BAILIWICK OF JERSEY		3,634,802
Common Stocks - continued
	Shares	Value
Belgium - 0.5%
Anheuser-Busch InBev SA NV ADR	15,300	$ 1,836,612
KBC Groep NV	21,102	1,388,370
TOTAL BELGIUM		3,224,982
Bermuda - 0.2%
China Everbright Water Ltd. (a)	202,400	171,318
DVN Holdings Ltd. (a)	1,043,000	174,942
Signet Jewelers Ltd.	2,000	268,260
Travelport Worldwide Ltd.	17,000	269,110
Vostok Nafta Investment Ltd. SDR (a)	47,500	313,862
TOTAL BERMUDA		1,197,492
Canada - 0.6%
AG Growth International, Inc.	100	4,334
Agnico Eagle Mines Ltd. (Canada)	900	27,242
Agrium, Inc.	350	36,262
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,800	68,897
Allied Properties (REIT)	840	27,849
ARC Resources Ltd.	2,450	50,137
AutoCanada, Inc.	280	9,271
Avigilon Corp. (a)	1,100	18,982
Bank of Nova Scotia	1,020	56,246
Barrick Gold Corp.	700	9,097
Canadian National Railway Co.	2,890	186,598
Canadian Natural Resources Ltd.	1,180	39,209
CCL Industries, Inc. Class B	320	36,790
CGI Group, Inc. Class A (sub. vtg.) (a)	1,270	53,453
Constellation Software, Inc.	110	43,125
Constellation Software, Inc. rights 9/15/15 (a)	110	33
Eldorado Gold Corp.	4,120	20,523
Enbridge, Inc.	3,150	164,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	90	49,159
George Weston Ltd.	630	52,040
Gildan Activewear, Inc.	1,270	40,253
Gluskin Sheff + Associates, Inc.	630	14,840
H&R REIT/H&R Finance Trust	1,510	28,973
IMAX Corp. (a)	7,000	261,520
Imperial Oil Ltd.	2,210	97,412
Intact Financial Corp.	1,050	80,876
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,260	43,982
Keyera Corp.	1,646	57,941
Labrador Iron Ore Royalty Corp.	740	8,832
Common Stocks - continued
	Shares	Value
Canada - continued
Lundin Mining Corp. (a)	5,340	$ 26,556
Manulife Financial Corp.	1,050	19,111
MDC Partners, Inc. Class A (sub. vtg.)	300	6,282
Metro, Inc. Class A (sub. vtg.)	1,100	31,801
National Bank of Canada	1,570	63,438
North West Co., Inc.	1,060	21,754
Novadaq Technologies, Inc. (a)	280	3,027
Open Text Corp.	680	34,358
Painted Pony Petroleum Ltd. (a)	1,900	11,764
Paramount Resources Ltd. Class A (a)	350	10,354
Parkland Fuel Corp.	900	19,649
Pason Systems, Inc.	1,200	21,603
Peyto Exploration & Development Corp.	880	25,579
Pizza Pizza Royalty Corp.	140	1,654
Potash Corp. of Saskatchewan, Inc.	870	28,411
Power Corp. of Canada (sub. vtg.)	2,590	71,163
PrairieSky Royalty Ltd.	620	17,025
Quebecor, Inc. Class B (sub. vtg.)	680	18,701
Raging River Exploration, Inc. (a)	1,300	10,182
Rogers Communications, Inc. Class B (non-vtg.) (e)	2,520	90,022
Romarco Minerals, Inc. (a)	13,818	5,211
RONA, Inc.	2,290	30,141
Royal Bank of Canada	4,350	288,834
Silver Wheaton Corp.	1,470	28,998
Spartan Energy Corp. (a)	6,660	18,824
Stantec, Inc.	850	22,960
Stella-Jones, Inc.	460	16,581
Sun Life Financial, Inc.	3,020	96,645
Suncor Energy, Inc.	5,512	179,500
Tahoe Resources, Inc.	810	11,447
TELUS Corp.	2,990	103,417
The Toronto-Dominion Bank	5,790	267,305
Torex Gold Resources, Inc. (a)	10,180	9,450
TransForce, Inc.	1,060	23,941
Valeant Pharmaceuticals International (Canada) (a)	660	143,121
Vermilion Energy, Inc.	450	21,663
West Fraser Timber Co. Ltd.	600	30,873
WestJet Airlines Ltd.	840	18,986
Whistler Blackcomb Holdings, Inc.	320	4,838
Whitecap Resources, Inc.	2,360	29,243
Common Stocks - continued
	Shares	Value
Canada - continued
Winpak Ltd.	390	$ 12,675
ZCL Composites, Inc.	3,020	19,249
TOTAL CANADA		3,504,853
Cayman Islands - 0.4%
21Vianet Group, Inc. ADR (a)	5,033	103,529
CK Hutchison Holdings Ltd.	23,500	510,899
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,200	158,658
Tencent Holdings Ltd.	16,100	332,286
Uni-President China Holdings Ltd.	358,000	289,613
Vipshop Holdings Ltd. ADR (a)	28,000	792,120
TOTAL CAYMAN ISLANDS		2,187,105
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,000	459,942
Denmark - 0.6%
Carlsberg A/S Series B	13,300	1,212,542
DSV de Sammensluttede Vognmaend A/S	33,900	1,175,980
Novo Nordisk A/S Series B	5,000	280,703
William Demant Holding A/S (a)	12,900	1,055,895
TOTAL DENMARK		3,725,120
Finland - 1.0%
Amer Group PLC (A Shares)	45,500	1,138,683
Cargotec Corp. (B Shares)	58,300	2,350,404
Huhtamaki Oyj	32,300	1,032,559
Kesko Oyj	15,400	629,226
Valmet Corp.	79,700	923,673
TOTAL FINLAND		6,074,545
France - 1.8%
bioMerieux SA	12,500	1,348,519
Bollore Group	207,800	1,187,587
Christian Dior SA	7,605	1,486,786
Havas SA	135,700	1,131,840
Ipsen SA	21,900	1,257,674
Publicis Groupe SA	16,124	1,352,329
Rexel SA	78,300	1,475,693
Total SA sponsored ADR	13,000	703,300
Wendel SA	8,400	1,031,714
TOTAL FRANCE		10,975,442
Common Stocks - continued
	Shares	Value
Germany - 1.6%
adidas AG	14,600	$ 1,196,265
Bayer AG	14,900	2,144,596
Brenntag AG	18,300	1,098,012
CompuGroup Medical AG	20,100	574,534
Continental AG (e)	5,800	1,359,258
Deutsche Annington Immobilien SE	13,085	439,200
Fresenius SE & Co. KGaA	25,200	1,499,222
GEA Group AG	23,596	1,133,220
MLP AG	25,383	108,500
TOTAL GERMANY		9,552,807
Hong Kong - 0.6%
AIA Group Ltd.	242,800	1,622,729
Lenovo Group Ltd.	216,000	373,444
Power Assets Holdings Ltd.	28,500	288,473
SJM Holdings Ltd.	297,000	378,217
Techtronic Industries Co. Ltd.	115,500	410,555
Wharf Holdings Ltd.	45,000	325,429
TOTAL HONG KONG		3,398,847
Ireland - 2.7%
Actavis PLC (a)	23,850	6,746,211
Alkermes PLC (a)	44,400	2,458,428
DCC PLC (United Kingdom)	13,000	826,977
Endo Health Solutions, Inc. (a)	9,000	756,585
Greencore Group PLC	111,821	606,806
James Hardie Industries PLC CDI	33,849	391,349
Medtronic PLC	33,000	2,456,850
Prothena Corp. PLC (a)	3,000	97,230
Ryanair Holdings PLC sponsored ADR	10,000	648,500
United Drug PLC (United Kingdom)	164,090	1,334,545
TOTAL IRELAND		16,323,481
Isle of Man - 0.5%
Optimal Payments PLC (a)	194,600	884,327
Optimal Payments PLC rights 5/1/15 (a)	324,333	688,553
Playtech Ltd.	126,880	1,593,966
TOTAL ISLE OF MAN		3,166,846
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	268,100	$ 415,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,000	543,780
TOTAL ISRAEL		959,140
Italy - 0.2%
Amplifon SpA	153,000	1,191,717
Japan - 6.3%
AEON Financial Service Co. Ltd.	41,000	1,045,195
Asahi Group Holdings	33,800	1,086,908
Asahi Kasei Corp.	33,000	310,749
Bridgestone Corp.	36,800	1,541,320
Dai-ichi Mutual Life Insurance Co.	50,300	826,726
Daikin Industries Ltd.	15,300	1,030,746
Fanuc Corp.	600	131,978
Fuji Heavy Industries Ltd.	30,700	1,026,609
Furukawa Electric Co. Ltd.	250,000	458,224
Hitachi Metals Ltd.	85,000	1,329,335
Hoya Corp.	35,900	1,383,618
KDDI Corp.	34,200	809,252
Kubota Corp.	65,000	1,017,316
Kyocera Corp.	2,000	104,403
LIXIL Group Corp.	47,900	998,406
Mitsubishi Electric Corp.	22,000	287,314
Mitsubishi Heavy Industries Ltd.	211,000	1,169,093
NEC Corp.	460,000	1,530,425
Nihon Kohden Corp.	31,300	822,454
Nihon Parkerizing Co. Ltd.	36,800	418,372
Nintendo Co. Ltd.	5,000	839,500
Nippon Ceramic Co. Ltd.	25,900	369,126
Nippon Shinyaku Co. Ltd.	12,000	401,203
Nissan Motor Co. Ltd.	36,400	377,857
OMRON Corp.	3,000	137,754
ORIX Corp.	122,400	1,882,316
Panasonic Corp.	114,100	1,634,354
Rakuten, Inc.	27,700	483,931
ROHM Co. Ltd.	15,600	1,082,091
Seiko Epson Corp.	31,600	552,190
SoftBank Corp.	26,500	1,656,524
Stanley Electric Co. Ltd.	43,000	964,818
Sumitomo Mitsui Financial Group, Inc.	39,700	1,733,485
Sumitomo Mitsui Trust Holdings, Inc.	261,000	1,148,906
T&D Holdings, Inc.	53,900	777,766
Common Stocks - continued
	Shares	Value
Japan - continued
Temp Holdings Co., Ltd.	28,100	$ 890,015
Tokyo Electron Ltd.	6,400	350,799
Tokyo Tatemono Co. Ltd.	77,000	558,301
Toray Industries, Inc.	97,000	843,187
Tosoh Corp.	173,000	927,499
Toyota Motor Corp.	22,500	1,566,206
Yahoo! Japan Corp.	159,400	651,186
Yamaha Motor Co. Ltd.	46,400	1,091,893
TOTAL JAPAN		38,249,350
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	100	130,906
Luxembourg - 0.0%
Samsonite International SA	72,900	266,654
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen)	114,900	1,762,745
LyondellBasell Industries NV Class A	50	5,176
NXP Semiconductors NV (a)	21,000	2,018,520
Reed Elsevier NV	46,633	1,124,668
Unilever NV (NY Reg.)	6,000	260,880
TOTAL NETHERLANDS		5,171,989
Norway - 0.2%
TGS Nopec Geophysical Co. ASA	51,200	1,302,989
Singapore - 0.0%
Rex International Holdings Ltd. (a)	967,400	230,299
Spain - 0.4%
Amadeus IT Holding SA Class A	32,000	1,458,623
Red Electrica Corporacion SA	13,300	1,116,201
TOTAL SPAIN		2,574,824
Sweden - 2.1%
Elekta AB (B Shares)	94,698	886,110
Getinge AB (B Shares)	117,400	2,853,395
Hemfosa Fastigheter AB (a)	45,500	1,051,276
Indutrade AB	24,000	1,172,446
Kungsleden AB	138,395	1,007,361
Lundbergfoeretagen AB	21,600	1,014,536
Nordea Bank AB	78,400	996,084
SKF AB (B Shares)	48,900	1,194,385
Svenska Cellulosa AB (SCA) (B Shares)	49,600	1,254,631
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Handelsbanken AB (A Shares)	19,200	$ 886,252
Volvo AB (B Shares)	13,000	179,598
TOTAL SWEDEN		12,496,074
Switzerland - 1.2%
Julius Baer Group Ltd.	23,500	1,230,008
Roche Holding AG (participation certificate)	12,917	3,696,265
Sonova Holding AG Class B	7,986	1,103,303
TE Connectivity Ltd.	19,200	1,277,760
TOTAL SWITZERLAND		7,307,336
United Kingdom - 5.2%
Aberdeen Asset Management PLC	136,143	988,599
Babcock International Group PLC	109,930	1,695,772
British American Tobacco PLC (United Kingdom)	43,300	2,379,060
British Land Co. PLC	90,300	1,150,091
Bunzl PLC	39,469	1,109,761
Compass Group PLC	58,535	1,034,766
Dechra Pharmaceuticals PLC	46,600	728,103
Diageo PLC	62,749	1,742,061
Diploma PLC	81,000	993,558
Essentra PLC	70,200	1,030,488
HSBC Holdings PLC (United Kingdom)	223,500	2,232,654
ITV PLC	249,800	969,853
JUST EAT Ltd. (a)	5,000	35,062
Land Securities Group PLC	62,612	1,198,177
Lloyds Banking Group PLC	1,448,300	1,715,190
London Stock Exchange Group PLC	28,245	1,099,448
Micro Focus International PLC	400	7,699
Prudential PLC	69,511	1,730,653
Rolls-Royce Group PLC	98,827	1,575,590
Royal & Sun Alliance Insurance Group PLC	190,585	1,246,761
Schroders PLC	13,600	674,538
Shawbrook Group Ltd.	47,900	226,061
St. James's Place Capital PLC	39,600	540,172
Standard Chartered PLC:
(Hong Kong)	21,400	353,420
(United Kingdom)	149,650	2,450,101
Unite Group PLC	118,300	1,082,288
William Hill PLC	215,600	1,191,217
TOTAL UNITED KINGDOM		31,181,143
Common Stocks - continued
	Shares	Value
United States of America - 28.7%
AbbVie, Inc.	13,000	$ 840,580
Adobe Systems, Inc. (a)	125,200	9,522,712
Agios Pharmaceuticals, Inc. (a)	3,000	277,020
Alaska Air Group, Inc.	30,000	1,921,800
Alnylam Pharmaceuticals, Inc. (a)	1,726	175,828
AMAG Pharmaceuticals, Inc. (a)	2,000	101,940
Amazon.com, Inc. (a)	6,700	2,825,926
American Airlines Group, Inc.	41,400	1,998,999
Ameriprise Financial, Inc.	54,700	6,852,816
Amgen, Inc.	6,000	947,460
Amphenol Corp. Class A	3,700	204,869
AutoZone, Inc. (a)	2,500	1,681,650
Avalanche Biotechnologies, Inc. (a)	1,500	47,790
Babcock & Wilcox Co.	10,000	323,200
Biogen, Inc. (a)	11,200	4,188,016
BioMarin Pharmaceutical, Inc. (a)	9,000	1,008,450
BlackRock, Inc. Class A	1,700	618,698
bluebird bio, Inc. (a)	3,100	412,889
Booz Allen Hamilton Holding Corp. Class A	25,000	687,500
Cabot Oil & Gas Corp.	62,000	2,096,840
California Resources Corp.	11,000	102,300
CDW Corp.	1,000	38,320
Celgene Corp. (a)	12,000	1,296,720
Celldex Therapeutics, Inc. (a)	2,300	55,200
Charles Schwab Corp.	10,000	305,000
Chimerix, Inc. (a)	1,600	54,400
Church & Dwight Co., Inc.	4,000	324,680
Cidara Therapeutics, Inc.	5,564	81,346
Cigna Corp.	8,300	1,034,512
Cognizant Technology Solutions Corp. Class A (a)	15,000	878,100
CommScope Holding Co., Inc. (a)	13,000	383,630
Constellation Brands, Inc. Class A (sub. vtg.) (a)	21,000	2,434,740
CVS Health Corp.	84,500	8,390,005
Denbury Resources, Inc. (e)	326,000	2,872,060
Diamondback Energy, Inc. (a)	8,000	660,560
Diplomat Pharmacy, Inc. (e)	15,000	537,300
Domino's Pizza, Inc.	3,000	323,550
Dyax Corp. (a)	4,000	95,640
Dynegy, Inc. (a)	72,900	2,425,383
E*TRADE Financial Corp. (a)	5,000	143,950
Ecolab, Inc.	7,100	795,058
Electronic Arts, Inc. (a)	8,000	464,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Energizer Holdings, Inc.	20	$ 2,732
EQT Corp.	25,000	2,248,500
Estee Lauder Companies, Inc. Class A	19,200	1,560,768
Etsy, Inc.	2,100	46,704
Facebook, Inc. Class A (a)	63,800	5,025,526
FedEx Corp.	2,900	491,753
Ford Motor Co.	40,000	632,000
Freeport-McMoRan, Inc.	790	18,383
Gilead Sciences, Inc. (a)	64,000	6,432,640
Google, Inc. Class A (a)	4,700	2,579,219
HD Supply Holdings, Inc. (a)	13,000	429,000
Home Depot, Inc.	22,000	2,353,560
Huntington Ingalls Industries, Inc.	2,000	263,180
Illumina, Inc. (a)	100	18,425
inContact, Inc. (a)	85,000	879,750
Interactive Intelligence Group, Inc. (a)	2,000	87,960
Intercept Pharmaceuticals, Inc. (a)	10,600	2,679,786
Intrexon Corp. (a)	15,000	582,450
Intuit, Inc.	31,200	3,130,296
Isis Pharmaceuticals, Inc. (a)	3,700	209,864
J.B. Hunt Transport Services, Inc.	10,000	872,000
Level 3 Communications, Inc. (a)	33,000	1,846,020
LinkedIn Corp. Class A (a)	1,000	252,130
Lithia Motors, Inc. Class A (sub. vtg.)	3,900	388,947
Lowe's Companies, Inc.	3,300	227,238
lululemon athletica, Inc. (a)	12,000	763,680
Marathon Petroleum Corp.	25,500	2,513,535
MarketAxess Holdings, Inc.	1,200	103,020
MasterCard, Inc. Class A	43,800	3,951,198
McGraw Hill Financial, Inc.	114,000	11,890,200
Mead Johnson Nutrition Co. Class A	10,150	973,588
Microsoft Corp.	27,000	1,313,280
Moody's Corp.	24,000	2,580,480
Neurocrine Biosciences, Inc. (a)	19,000	647,710
Newfield Exploration Co. (a)	67,000	2,629,080
NiSource, Inc.	56,500	2,453,230
Novavax, Inc. (a)	7,000	54,110
Nu Skin Enterprises, Inc. Class A	3,700	209,235
NVIDIA Corp.	6,000	133,170
O'Reilly Automotive, Inc. (a)	2,800	609,924
PACCAR, Inc.	3,000	196,050
Palo Alto Networks, Inc. (a)	1,200	177,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Papa John's International, Inc.	6,000	$ 368,220
Party City Holdco, Inc.	2,500	51,975
PDC Energy, Inc. (a)	3,000	170,220
Philip Morris International, Inc.	16,000	1,335,520
Pinnacle Foods, Inc.	18,000	729,900
Post Holdings, Inc. (a)	6,000	281,640
Prestige Brands Holdings, Inc. (a)	85,000	3,336,250
Priceline Group, Inc. (a)	500	618,905
Range Resources Corp.	26,000	1,652,560
Red Hat, Inc. (a)	3,300	248,358
Rock-Tenn Co. Class A	10,000	629,800
Ross Stores, Inc.	5,000	494,400
Royal Gold, Inc.	300	19,359
Sage Therapeutics, Inc.	1,300	68,900
Salesforce.com, Inc. (a)	4,300	313,126
ServiceMaster Global Holdings, Inc.	29,000	1,002,240
Skyworks Solutions, Inc.	11,000	1,014,750
SolarWinds, Inc. (a)	2,000	97,560
Spark Therapeutics, Inc.	1,000	57,270
Spirit Airlines, Inc. (a)	31,300	2,143,111
Sprouts Farmers Market LLC (a)	21,000	671,685
SVB Financial Group (a)	15,900	2,110,884
Teleflex, Inc.	2,000	245,920
TESARO, Inc. (a)	2,000	108,940
Tetraphase Pharmaceuticals, Inc. (a)	3,000	105,840
The Blackstone Group LP	9,000	368,640
The Coca-Cola Co.	6,000	243,360
The Cooper Companies, Inc.	10,400	1,851,928
The Hain Celestial Group, Inc. (a)	14,000	843,360
The J.M. Smucker Co.	4,000	463,680
The Walt Disney Co.	25,400	2,761,488
Twitter, Inc. (a)	42,000	1,636,320
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,000	755,450
Ultragenyx Pharmaceutical, Inc. (a)	4,100	231,363
UnitedHealth Group, Inc.	23,000	2,562,200
Visa, Inc. Class A	50,000	3,302,500
Walgreens Boots Alliance, Inc.	14,700	1,219,071
Wells Fargo & Co.	76,000	4,187,600
Whirlpool Corp.	11,300	1,984,280
WPX Energy, Inc. (a)	81,000	1,113,750
Common Stocks - continued
	Shares	Value
United States of America - continued
Zebra Technologies Corp. Class A (a)	74,000	$ 6,813,920
Zendesk, Inc.	5,000	115,300
TOTAL UNITED STATES OF AMERICA		173,221,285
TOTAL COMMON STOCKS (Cost $305,600,794)		352,874,214
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Actavis PLC 5.50%	1,700	1,701,122
American Tower Corp. 5.50% (a)	12,900	1,323,540
Dynegy, Inc. 5.375% (a)	2,500	283,775
TOTAL UNITED STATES OF AMERICA		3,308,437
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	6,000	1,544,675
United Kingdom - 0.0%
Rolls-Royce Group PLC	13,934,607	21,390
Rolls-Royce Group PLC (C Shares) (a)	30,690,583	47,110
TOTAL UNITED KINGDOM		68,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,613,175
TOTAL PREFERRED STOCKS (Cost $4,272,256)		4,921,612
Investment Companies - 1.2%

United States of America - 1.2%
iShares Barclays 20+ Year Treasury Bond ETF (e) (Cost $7,373,443)	55,300	6,965,035
Nonconvertible Bonds - 10.6%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S) (d)	EUR	450,000	$ 517,874
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	314,460
TOTAL AUSTRALIA			832,334
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	796,358
4.7201% 7/31/18 (Reg. S)	GBP	600,000	984,346
TOTAL BAILIWICK OF JERSEY			1,780,704
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	428,460
Canada - 0.2%
Methanex Corp. 4.25% 12/1/24		1,250,000	1,275,050
The Toronto Dominion Bank 2.375% 10/19/16		250,000	255,901
TOTAL CANADA			1,530,951
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	177,771	280,363
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	252,010
6.875% 3/14/26	GBP	150,000	309,686
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,017
TOTAL CAYMAN ISLANDS			1,059,076
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	386,868
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	358,370
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	615,998
EDF SA 4.625% 9/11/24	EUR	150,000	219,586
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,012,481
Iliad SA 4.875% 6/1/16	EUR	500,000	585,467
TOTAL FRANCE			3,178,770
Germany - 0.6%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,594,201
Deutsche Bank AG London Branch 1.875% 2/13/18		400,000	401,635
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	800,000	894,567
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	$ 652,777
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	258,296
TOTAL GERMANY			3,801,476
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	417,911
Ireland - 0.4%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	195,738
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	760,973
Medtronic, Inc.:
3.5% 3/15/25 (f)		700,000	724,186
4.375% 3/15/35 (f)		450,000	475,308
4.625% 3/15/45 (f)		450,000	484,524
TOTAL IRELAND			2,640,729
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	707,403
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	339,627
TOTAL ITALY			1,047,030
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	473,600
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,713
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,771
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	459,815
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,144
TOTAL KOREA (SOUTH)			1,094,443
Luxembourg - 0.2%
Actavis Funding SCS:
3% 3/12/20		250,000	254,332
3.45% 3/15/22		250,000	254,128
3.8% 3/15/25		350,000	353,922
4.55% 3/15/35		200,000	200,682
4.75% 3/15/45		150,000	151,228
TOTAL LUXEMBOURG			1,214,292
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	606,177
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	475,431
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		$ 350,000	$ 359,008
5% 10/2/23 (f)		450,000	489,356
Heineken NV 1.4% 10/1/17 (f)		550,000	552,187
LYB International Finance BV:
4% 7/15/23		500,000	529,334
4.875% 3/15/44		500,000	528,187
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	408,590
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	178,023
TOTAL NETHERLANDS			4,126,293
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,638
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	418,526
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,730
TOTAL SINGAPORE			695,256
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	508,057
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	519,319
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	389,168
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	306,750
United Kingdom - 1.2%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	611,713
6.75% 1/16/23 (h)	GBP	300,000	506,561
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,506
Channel Link Enterprises Finance PLC 3.426% 6/30/50 (h)	EUR	950,000	1,063,008
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	195,650
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	336,951
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	204,420
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	429,260
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	663,493
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	628,634
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	$ 481,794
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	437,828
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	855,209
Tesco PLC 5.875% 9/12/16	EUR	100,000	119,824
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	237,261
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	263,691
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	299,995
TOTAL UNITED KINGDOM			7,539,798
United States of America - 5.0%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,235
Altria Group, Inc.:
2.85% 8/9/22		500,000	497,695
9.25% 8/6/19		134,000	170,916
American Express Co. 1.55% 5/22/18		550,000	549,787
American International Group, Inc. 5% 4/26/23	GBP	200,000	353,519
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	913,830
AutoZone, Inc. 3.125% 7/15/23		400,000	399,542
Bank of America Corp. 4.2% 8/26/24		950,000	960,137
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	567,247
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	567,555
4.15% 4/1/45		150,000	151,188
Chevron Corp.:
2.427% 6/24/20		200,000	206,706
3.191% 6/24/23		300,000	310,497
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,120,625
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,332,459
4.5% 1/14/22		150,000	163,908
CME Group, Inc. 3% 3/15/25		300,000	301,607
Comcast Corp.:
3.6% 3/1/24		350,000	373,140
4.75% 3/1/44		350,000	383,350
Frontier Oil Corp. 6.875% 11/15/18		250,000	259,063
General Electric Capital Corp. 4.65% 10/17/21		250,000	284,008
General Electric Co.:
4.5% 3/11/44		650,000	709,662
5.25% 12/6/17		550,000	606,228
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	254,675
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	671,311
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,455
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	$ 1,296,701
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	910,007
3.5% 3/10/25		950,000	973,741
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	354,060
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,214,868
4.35% 9/8/26		950,000	968,251
NBCUniversal, Inc. 4.375% 4/1/21		500,000	555,050
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	192,774
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	551,280
8.75% 5/1/19		100,000	124,135
Prologis LP:
3% 1/18/22	EUR	300,000	370,881
3% 6/2/26	EUR	250,000	312,369
3.375% 2/20/24	EUR	450,000	573,364
Qwest Corp. 6.75% 12/1/21		650,000	745,875
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,012
3.25% 11/1/22		200,000	197,893
Roche Holdings, Inc. 6% 3/1/19 (f)		69,000	79,566
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	454,669
2.45% 1/15/17 (f)		400,000	408,280
3.75% 1/15/22 (f)		200,000	210,887
Verizon Communications, Inc. 5.15% 9/15/23		350,000	395,173
Viacom, Inc. 4.25% 9/1/23		250,000	260,750
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	629,195
Walt Disney Co.:
0.45% 12/1/15		350,000	350,183
2.35% 12/1/22		150,000	148,856
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	607,991
Wells Fargo & Co. 3.676% 6/15/16		450,000	464,738
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	154,724
TOTAL UNITED STATES OF AMERICA			30,037,618
TOTAL NONCONVERTIBLE BONDS (Cost $63,939,112)			64,021,673
Government Obligations - 21.1%
		Principal Amount (d)	Value
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		$ 400,000	$ 391,000
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	5,004,244
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,567,450	2,538,215
France - 1.6%
French Government 0.5% 5/25/25	EUR	8,650,000	9,581,804
Germany - 1.2%
German Federal Republic:
0.5% 2/15/25	EUR	1,050,000	1,194,095
2% 1/4/22	EUR	1,400,000	1,767,577
2.5% 7/4/44	EUR	2,650,000	4,250,696
TOTAL GERMANY			7,212,368
Italy - 3.5%
Buoni del Tesoro Poliennali:
Indexed-Linked Bond, 2.35% 9/15/24 (f)	EUR	1,000,000	1,330,866
4.5% 3/1/24	EUR	5,450,000	7,686,072
5.5% 11/1/22	EUR	5,250,000	7,715,598
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	4,003,000	4,666,705
TOTAL ITALY			21,399,241
Japan - 9.1%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	471,960,000	4,170,890
0.1% 2/15/16	JPY	1,680,000,000	14,081,465
0.3% 6/20/15	JPY	835,000,000	6,996,062
0.5% 3/20/16	JPY	150,000,000	1,261,805
1.3% 3/20/20	JPY	100,000,000	887,235
1.3% 6/20/20	JPY	331,000,000	2,943,954
1.3% 3/20/21	JPY	802,750,000	7,194,240
1.7% 9/20/32	JPY	1,014,450,000	9,567,589
2% 9/20/40	JPY	781,000,000	7,562,186
TOTAL JAPAN			54,665,426
Netherlands - 0.9%
Dutch Government 2.75% 1/15/47	EUR	3,150,000	5,213,897
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	$ 768,599
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,096,835
5.5% 4/30/21	EUR	1,400,000	1,995,855
TOTAL SPAIN			10,861,289
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	849,296
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,017,596
4% 3/7/22	GBP	1,250,000	2,229,413
5% 3/7/25	GBP	1,075,000	2,122,221
TOTAL UNITED KINGDOM			6,369,230
United States of America - 0.5%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	199,984
2.75% 11/15/42		300,000	299,789
3% 11/15/44		200,000	210,359
3.625% 2/15/44		150,000	176,625
U.S. Treasury Notes:
1.75% 5/15/23		1,050,000	1,036,957
2.75% 11/15/23		850,000	904,453
TOTAL UNITED STATES OF AMERICA			2,828,167
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,060,303)			126,914,177
Asset-Backed Securities - 0.0%

Bavarian Sky SA 0.208% 6/20/20 (h) (Cost $194,458)	EUR	150,271	168,767
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.148% 12/20/54 (h) (Cost $103,508)	EUR	83,215	93,111
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0938% 4/19/21 (h) (Cost $167,983)	GBP	109,693	$ 165,011
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $998,299)		1,000,000	1,019,861
Preferred Securities - 0.6%

Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	613,274
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	398,385
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)		550,000	643,200
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,003,248
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	790,903
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,449,010
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	40,745,726	40,745,726
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,403,356	6,403,356
TOTAL MONEY MARKET FUNDS (Cost $47,149,082)		47,149,082
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $570,375,816)		607,741,553
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,859,664)
NET ASSETS - 100%		$ 602,881,889
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
CAD	-	Canadian dollar
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,076,497 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,361
Fidelity Emerging Markets Debt Central Fund	57,478
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	23,580
Total	$ 156,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 4,668,216	$ 45,023	$ 4,421,144	$ -	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	-	0.0%
Total	$ 12,810,718	$ 92,757	$ 12,453,939	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,000,839	$ 21,783,511	$ 22,217,328	$ -
Consumer Staples	31,943,394	23,032,160	8,911,234	-
Energy	19,200,226	17,897,237	1,302,989	-
Financials	74,986,199	39,448,863	35,537,336	-
Health Care	69,144,247	45,430,584	23,713,663	-
Industrials	37,724,469	11,442,222	26,282,247	-
Information Technology	59,192,428	47,190,820	12,001,608	-
Materials	9,480,659	2,870,719	6,609,940	-
Telecommunication Services	5,384,985	2,919,209	2,465,776	-
Utilities	6,738,380	5,622,179	1,116,201	-
Investment Companies	6,965,035	6,965,035	-	-
Corporate Bonds	64,021,673	-	64,021,673	-
Government Obligations	126,914,177	-	126,914,177	-
Asset-Backed Securities	168,767	-	168,767	-
Collateralized Mortgage Obligations	93,111	-	93,111	-
Commercial Mortgage Securities	165,011	-	165,011	-
Supranational Obligations	1,019,861	-	1,019,861	-
Preferred Securities	3,449,010	-	3,449,010	-
Money Market Funds	47,149,082	47,149,082	-	-
Total Investments in Securities:	$ 607,741,553	$ 271,751,621	$ 335,989,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 46,329,077
Level 2 to Level 1	$ 13,185,165
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	18.1%
BBB	11.4%
BB	0.2%
B	0.1%
Not Rated	2.2%
Equities	60.5%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,231,070) - See accompanying schedule: Unaffiliated issuers (cost $523,226,734)	$ 560,592,471
Fidelity Central Funds (cost $47,149,082)	47,149,082
Total Investments (cost $570,375,816)		$ 607,741,553
Cash		446,001
Foreign currency held at value (cost $126)		126
Receivable for investments sold		11,329,064
Receivable for fund shares sold		462,819
Dividends receivable		1,013,199
Interest receivable		1,193,591
Distributions receivable from Fidelity Central Funds		12,516
Prepaid expenses		550
Other receivables		13,414
Total assets		622,212,833

Liabilities
Payable for investments purchased	$ 11,652,525
Payable for fund shares redeemed	652,901
Accrued management fee	353,896
Distribution and service plan fees payable	42,636
Other affiliated payables	121,087
Other payables and accrued expenses	104,543
Collateral on securities loaned, at value	6,403,356
Total liabilities		19,330,944

Net Assets		$ 602,881,889
Net Assets consist of:
Paid in capital		$ 561,094,109
Undistributed net investment income		1,915,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,518,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,353,939
Net Assets		$ 602,881,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,203,711 ÷ 1,899,511 shares)	$ 23.27

Maximum offering price per share (100/94.25 of $23.27)	$ 24.69
Class T: Net Asset Value and redemption price per share ($17,790,201 ÷ 767,940 shares)	$ 23.17

Maximum offering price per share (100/96.50 of $23.17)	$ 24.01
Class B: Net Asset Value and offering price per share ($1,628,150 ÷ 70,232 shares)A	$ 23.18

Class C: Net Asset Value and offering price per share ($29,367,162 ÷ 1,283,850 shares)A	$ 22.87

Global Balanced: Net Asset Value, offering price and redemption price per share ($504,277,616 ÷ 21,494,917 shares)	$ 23.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,615,049 ÷ 240,058 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,395,870
Interest		2,146,129
Income from Fidelity Central Funds		156,453
Income before foreign taxes withheld		5,698,452
Less foreign taxes withheld		(165,444)
Total income		5,533,008

Expenses
Management fee	$ 2,173,370
Transfer agent fees	584,184
Distribution and service plan fees	256,742
Accounting and security lending fees	154,965
Custodian fees and expenses	126,998
Independent trustees' compensation	1,311
Registration fees	78,756
Audit	43,284
Legal	1,430
Miscellaneous	2,522
Total expenses before reductions	3,423,562
Expense reductions	(16,252)	3,407,310
Net investment income (loss)		2,125,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,700,181
Fidelity Central Funds	(279,659)
Foreign currency transactions	(271,518)
Total net realized gain (loss)		5,149,004
Change in net unrealized appreciation (depreciation) on: Investment securities	2,105,647
Assets and liabilities in foreign currencies	72,161
Total change in net unrealized appreciation (depreciation)		2,177,808
Net gain (loss)		7,326,812
Net increase (decrease) in net assets resulting from operations		$ 9,452,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,125,698	$ 5,319,518
Net realized gain (loss)	5,149,004	45,596,544
Change in net unrealized appreciation (depreciation)	2,177,808	(33,150,825)
Net increase (decrease) in net assets resulting from operations	9,452,510	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(19,066,398)	72,348,120
Redemption fees	7,669	10,838
Total increase (decrease) in net assets	(55,094,413)	37,438,058

Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including undistributed net investment income of $1,915,436 and undistributed net investment income of $1,461,867, respectively)	$ 602,881,889	$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.27	.49	3.13	1.41	.22	2.43
Total from investment operations	.33	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)J	(.31)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.27	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total ReturnB, C, D	1.53%	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.29%A	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.49%A	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,204	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) E	.03	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.27	.49	3.12	1.41	.22	2.42
Total from investment operations	.30	.57	3.19	1.62	.39	2.55
Distributions from net investment income	-	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)	(.30)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total ReturnB, C, D	1.39%	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.56%A	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.22%A	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,790	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.26	.49	3.11	1.41	.23	2.41
Total from investment operations	.23	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)	(.23)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.18	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total ReturnB, C, D	1.09%	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.06%A	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.28)%A	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.26	.49	3.08	1.41	.22	2.40
Total from investment operations	.22	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)	(.27)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.87	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total ReturnB, C, D	1.07%	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.10%A	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.32)%A	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,367	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) D	.09	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.27	.50	3.14	1.44	.22	2.43
Total from investment operations	.36	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)J	(2.23)	(.59)	(.33)	(.32)	(.30)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.46	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total ReturnB, C	1.67%	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01%A	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	1.01%A	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	1.00%A	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.78%A	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,278	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

J Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) D	.09	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.27	.49	3.14	1.43	.21	2.44
Total from investment operations	.36	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)	(2.23)J	(.59)	(.34)	(.32)	(.32)I
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 23.39	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total ReturnB, C	1.66%	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.03%A	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.75%A	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,615	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

J Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,908,628
Gross unrealized depreciation	(20,740,825)
Net unrealized appreciation (depreciation) on securities	$ 36,167,803

Tax cost	$ 571,573,750

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $406,882,191 and $460,877,362, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,466	$ 4,241
Class T	.25%	.25%	44,348	1,213
Class B	.75%	.25%	9,053	6,837
Class C	.75%	.25%	146,875	39,084
			$ 256,742	$ 51,375

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,643
Class T	3,564
Class B*	600
Class C*	2,569
$ 18,376

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 48,242.21
Class T	21,058.24
Class B	2,130.24
Class C	39,695.27
Global Balanced	467,031.18
Institutional Class	6,028.20
	$ 584,184

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,580. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Balanced expenses during the period in the amount of $1,211.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 21,068	$ 152,819
Class T	-	11,268
Global Balanced	1,632,478	3,316,756
Institutional Class	18,583	22,894
Total	$ 1,672,129	$ 3,503,737
From net realized gain
Class A	$ 3,250,151	$ 3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Institutional Class	426,152	283,096
Total	$ 43,816,065	$ 49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	188,241	636,858	$ 4,414,032	$ 15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(335,104)	(343,862)	(7,754,611)	(8,612,014)
Net increase (decrease)	(8,830)	419,864	$ (216,885)	$ 10,346,556
Class T
Shares sold	75,862	243,034	$ 1,773,776	$ 6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(80,784)	(131,285)	(1,864,493)	(3,273,584)
Net increase (decrease)	47,650	157,636	$ 1,095,302	$ 3,882,215
Class B
Shares sold	1,153	9,864	$ 26,724	$ 248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(18,846)	(23,467)	(433,739)	(580,083)
Net increase (decrease)	(12,677)	(6,728)	$ (293,594)	$ (167,506)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	153,266	684,092	$ 3,532,565	$ 16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(179,890)	(340,818)	(4,133,939)	(8,322,676)
Net increase (decrease)	50,346	418,408	$ 1,116,597	$ 10,381,685
Global Balanced
Shares sold	1,306,011	5,401,197	$ 30,615,716	$ 136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(3,733,858)	(5,392,045)	(87,556,014)	(135,719,200)
Net increase (decrease)	(815,680)	1,828,115	$ (20,199,012)	$ 44,311,458
Institutional Class
Shares sold	39,439	174,398	$ 921,426	$ 4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(78,199)	(42,801)	(1,837,866)	(1,072,645)
Net increase (decrease)	(23,466)	142,654	$ (568,806)	$ 3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBL-USAN-0615
1.883466.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Balanced

Fund - Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global Balanced Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	1.29%
Actual		$ 1,000.00	$ 1,015.30	$ 6.45
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.57%
Actual		$ 1,000.00	$ 1,013.90	$ 7.84
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.07%
Actual		$ 1,000.00	$ 1,010.90	$ 10.32
HypotheticalA		$ 1,000.00	$ 1,014.53	$ 10.34
Class C	2.10%
Actual		$ 1,000.00	$ 1,010.70	$ 10.47
HypotheticalA		$ 1,000.00	$ 1,014.38	$ 10.49
Global Balanced	1.01%
Actual		$ 1,000.00	$ 1,016.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	1.03%
Actual		$ 1,000.00	$ 1,016.60	$ 5.15
HypotheticalA		$ 1,000.00	$ 1,019.69	$ 5.16

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed Income Central Funds.
Geographic Diversification (% of fund's net assets)
As of April 30, 2015
United States of America* 42.9%
Japan 15.6%
United Kingdom 7.6%
France 4.0%
Italy 3.9%
Germany 3.7%
Ireland 3.1%
Netherlands 2.5%
Spain 2.3%
Other 14.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2014
United States of America* 47.4%
Japan 12.2%
United Kingdom 6.6%
Germany 5.7%
Italy 3.9%
France 3.5%
Canada 3.2%
Switzerland 2.2%
Spain 2.2%
Other 13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities)
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	57.5
Bonds	31.9	36.3
Convertible Securities	0.5	0.0
Other Investments	1.8	0.6
Short-Term Investments and Net Other Assets (Liabilities)	7.0	5.6
Top Five Stocks as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
McGraw Hill Financial, Inc. (United States of America)	2.0	2.0
Adobe Systems, Inc. (United States of America)	1.6	1.8
CVS Health Corp. (United States of America)	1.4	1.3
Ameriprise Financial, Inc. (United States of America)	1.1	1.8
Zebra Technologies Corp. Class A (United States of America)	1.1	0.6
	7.2
Top Five Bond Issuers as of April 30, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	5.4	8.3
Buoni del Tesoro Poliennali	2.8	2.5
Spanish Kingdom	1.8	1.7
French Government	1.6	1.3
German Federal Republic	1.2	3.2
	12.8
Market Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.8	19.1
Health Care	11.8	9.4
Information Technology	9.6	9.5
Consumer Discretionary	8.7	7.2
Industrials	7.3	8.2
Consumer Staples	6.0	5.1
Energy	3.8	5.4
Materials	2.0	3.0
Utilities	1.3	1.6
Telecommunication Services	1.2	1.1

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.5%
	Shares	Value
Australia - 1.7%
AMP Ltd.	108,504	$ 552,968
Ardent Leisure Group unit	74,204	116,562
Asciano Ltd.	50,184	262,504
Australia & New Zealand Banking Group Ltd.	19,730	530,697
BHP Billiton Ltd.	27,213	694,921
Cabcharge Australia Ltd.	63,766	228,589
Carsales.com Ltd.	18,338	136,991
Cimic Group Ltd.	13,810	230,483
Coca-Cola Amatil Ltd.	25,263	205,317
Commonwealth Bank of Australia	19,811	1,393,254
Computershare Ltd.	46,507	453,049
CSL Ltd.	9,901	712,843
John Fairfax Holdings Ltd.	344,134	284,585
Lend Lease Group unit	37,128	471,569
Lovisa Holdings Ltd.	29,466	72,519
Macquarie CountryWide Trust	10,120	34,516
Macquarie Group Ltd.	8,920	550,378
Mount Gibson Iron Ltd.	449,069	72,851
Myer Holdings Ltd.	184,783	201,795
Pact Group Holdings Ltd.	63,653	207,532
Paladin Energy Ltd. (Australia) (a)	398,082	110,258
QBE Insurance Group Ltd.	48,836	529,455
Sims Metal Management Ltd.	49,453	422,263
Slater & Gordon Ltd.	21,236	106,544
Suncorp Group Ltd.	37,419	388,355
Sunland Group Ltd.	118,290	175,985
Super Cheap Auto Group Ltd.	24,958	195,135
Sydney Airport unit	133,563	569,696
Transpacific Industries Group Ltd.	202,645	122,678
TOTAL AUSTRALIA		10,034,292
Austria - 0.2%
Andritz AG	19,300	1,129,952
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	300	22,830
Shire PLC	31,200	2,535,425
Wolseley PLC	18,202	1,076,547
TOTAL BAILIWICK OF JERSEY		3,634,802
Common Stocks - continued
	Shares	Value
Belgium - 0.5%
Anheuser-Busch InBev SA NV ADR	15,300	$ 1,836,612
KBC Groep NV	21,102	1,388,370
TOTAL BELGIUM		3,224,982
Bermuda - 0.2%
China Everbright Water Ltd. (a)	202,400	171,318
DVN Holdings Ltd. (a)	1,043,000	174,942
Signet Jewelers Ltd.	2,000	268,260
Travelport Worldwide Ltd.	17,000	269,110
Vostok Nafta Investment Ltd. SDR (a)	47,500	313,862
TOTAL BERMUDA		1,197,492
Canada - 0.6%
AG Growth International, Inc.	100	4,334
Agnico Eagle Mines Ltd. (Canada)	900	27,242
Agrium, Inc.	350	36,262
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,800	68,897
Allied Properties (REIT)	840	27,849
ARC Resources Ltd.	2,450	50,137
AutoCanada, Inc.	280	9,271
Avigilon Corp. (a)	1,100	18,982
Bank of Nova Scotia	1,020	56,246
Barrick Gold Corp.	700	9,097
Canadian National Railway Co.	2,890	186,598
Canadian Natural Resources Ltd.	1,180	39,209
CCL Industries, Inc. Class B	320	36,790
CGI Group, Inc. Class A (sub. vtg.) (a)	1,270	53,453
Constellation Software, Inc.	110	43,125
Constellation Software, Inc. rights 9/15/15 (a)	110	33
Eldorado Gold Corp.	4,120	20,523
Enbridge, Inc.	3,150	164,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	90	49,159
George Weston Ltd.	630	52,040
Gildan Activewear, Inc.	1,270	40,253
Gluskin Sheff + Associates, Inc.	630	14,840
H&R REIT/H&R Finance Trust	1,510	28,973
IMAX Corp. (a)	7,000	261,520
Imperial Oil Ltd.	2,210	97,412
Intact Financial Corp.	1,050	80,876
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,260	43,982
Keyera Corp.	1,646	57,941
Labrador Iron Ore Royalty Corp.	740	8,832
Common Stocks - continued
	Shares	Value
Canada - continued
Lundin Mining Corp. (a)	5,340	$ 26,556
Manulife Financial Corp.	1,050	19,111
MDC Partners, Inc. Class A (sub. vtg.)	300	6,282
Metro, Inc. Class A (sub. vtg.)	1,100	31,801
National Bank of Canada	1,570	63,438
North West Co., Inc.	1,060	21,754
Novadaq Technologies, Inc. (a)	280	3,027
Open Text Corp.	680	34,358
Painted Pony Petroleum Ltd. (a)	1,900	11,764
Paramount Resources Ltd. Class A (a)	350	10,354
Parkland Fuel Corp.	900	19,649
Pason Systems, Inc.	1,200	21,603
Peyto Exploration & Development Corp.	880	25,579
Pizza Pizza Royalty Corp.	140	1,654
Potash Corp. of Saskatchewan, Inc.	870	28,411
Power Corp. of Canada (sub. vtg.)	2,590	71,163
PrairieSky Royalty Ltd.	620	17,025
Quebecor, Inc. Class B (sub. vtg.)	680	18,701
Raging River Exploration, Inc. (a)	1,300	10,182
Rogers Communications, Inc. Class B (non-vtg.) (e)	2,520	90,022
Romarco Minerals, Inc. (a)	13,818	5,211
RONA, Inc.	2,290	30,141
Royal Bank of Canada	4,350	288,834
Silver Wheaton Corp.	1,470	28,998
Spartan Energy Corp. (a)	6,660	18,824
Stantec, Inc.	850	22,960
Stella-Jones, Inc.	460	16,581
Sun Life Financial, Inc.	3,020	96,645
Suncor Energy, Inc.	5,512	179,500
Tahoe Resources, Inc.	810	11,447
TELUS Corp.	2,990	103,417
The Toronto-Dominion Bank	5,790	267,305
Torex Gold Resources, Inc. (a)	10,180	9,450
TransForce, Inc.	1,060	23,941
Valeant Pharmaceuticals International (Canada) (a)	660	143,121
Vermilion Energy, Inc.	450	21,663
West Fraser Timber Co. Ltd.	600	30,873
WestJet Airlines Ltd.	840	18,986
Whistler Blackcomb Holdings, Inc.	320	4,838
Whitecap Resources, Inc.	2,360	29,243
Common Stocks - continued
	Shares	Value
Canada - continued
Winpak Ltd.	390	$ 12,675
ZCL Composites, Inc.	3,020	19,249
TOTAL CANADA		3,504,853
Cayman Islands - 0.4%
21Vianet Group, Inc. ADR (a)	5,033	103,529
CK Hutchison Holdings Ltd.	23,500	510,899
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	6,200	158,658
Tencent Holdings Ltd.	16,100	332,286
Uni-President China Holdings Ltd.	358,000	289,613
Vipshop Holdings Ltd. ADR (a)	28,000	792,120
TOTAL CAYMAN ISLANDS		2,187,105
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,000	459,942
Denmark - 0.6%
Carlsberg A/S Series B	13,300	1,212,542
DSV de Sammensluttede Vognmaend A/S	33,900	1,175,980
Novo Nordisk A/S Series B	5,000	280,703
William Demant Holding A/S (a)	12,900	1,055,895
TOTAL DENMARK		3,725,120
Finland - 1.0%
Amer Group PLC (A Shares)	45,500	1,138,683
Cargotec Corp. (B Shares)	58,300	2,350,404
Huhtamaki Oyj	32,300	1,032,559
Kesko Oyj	15,400	629,226
Valmet Corp.	79,700	923,673
TOTAL FINLAND		6,074,545
France - 1.8%
bioMerieux SA	12,500	1,348,519
Bollore Group	207,800	1,187,587
Christian Dior SA	7,605	1,486,786
Havas SA	135,700	1,131,840
Ipsen SA	21,900	1,257,674
Publicis Groupe SA	16,124	1,352,329
Rexel SA	78,300	1,475,693
Total SA sponsored ADR	13,000	703,300
Wendel SA	8,400	1,031,714
TOTAL FRANCE		10,975,442
Common Stocks - continued
	Shares	Value
Germany - 1.6%
adidas AG	14,600	$ 1,196,265
Bayer AG	14,900	2,144,596
Brenntag AG	18,300	1,098,012
CompuGroup Medical AG	20,100	574,534
Continental AG (e)	5,800	1,359,258
Deutsche Annington Immobilien SE	13,085	439,200
Fresenius SE & Co. KGaA	25,200	1,499,222
GEA Group AG	23,596	1,133,220
MLP AG	25,383	108,500
TOTAL GERMANY		9,552,807
Hong Kong - 0.6%
AIA Group Ltd.	242,800	1,622,729
Lenovo Group Ltd.	216,000	373,444
Power Assets Holdings Ltd.	28,500	288,473
SJM Holdings Ltd.	297,000	378,217
Techtronic Industries Co. Ltd.	115,500	410,555
Wharf Holdings Ltd.	45,000	325,429
TOTAL HONG KONG		3,398,847
Ireland - 2.7%
Actavis PLC (a)	23,850	6,746,211
Alkermes PLC (a)	44,400	2,458,428
DCC PLC (United Kingdom)	13,000	826,977
Endo Health Solutions, Inc. (a)	9,000	756,585
Greencore Group PLC	111,821	606,806
James Hardie Industries PLC CDI	33,849	391,349
Medtronic PLC	33,000	2,456,850
Prothena Corp. PLC (a)	3,000	97,230
Ryanair Holdings PLC sponsored ADR	10,000	648,500
United Drug PLC (United Kingdom)	164,090	1,334,545
TOTAL IRELAND		16,323,481
Isle of Man - 0.5%
Optimal Payments PLC (a)	194,600	884,327
Optimal Payments PLC rights 5/1/15 (a)	324,333	688,553
Playtech Ltd.	126,880	1,593,966
TOTAL ISLE OF MAN		3,166,846
Common Stocks - continued
	Shares	Value
Israel - 0.2%
Sarine Technologies Ltd.	268,100	$ 415,360
Teva Pharmaceutical Industries Ltd. sponsored ADR	9,000	543,780
TOTAL ISRAEL		959,140
Italy - 0.2%
Amplifon SpA	153,000	1,191,717
Japan - 6.3%
AEON Financial Service Co. Ltd.	41,000	1,045,195
Asahi Group Holdings	33,800	1,086,908
Asahi Kasei Corp.	33,000	310,749
Bridgestone Corp.	36,800	1,541,320
Dai-ichi Mutual Life Insurance Co.	50,300	826,726
Daikin Industries Ltd.	15,300	1,030,746
Fanuc Corp.	600	131,978
Fuji Heavy Industries Ltd.	30,700	1,026,609
Furukawa Electric Co. Ltd.	250,000	458,224
Hitachi Metals Ltd.	85,000	1,329,335
Hoya Corp.	35,900	1,383,618
KDDI Corp.	34,200	809,252
Kubota Corp.	65,000	1,017,316
Kyocera Corp.	2,000	104,403
LIXIL Group Corp.	47,900	998,406
Mitsubishi Electric Corp.	22,000	287,314
Mitsubishi Heavy Industries Ltd.	211,000	1,169,093
NEC Corp.	460,000	1,530,425
Nihon Kohden Corp.	31,300	822,454
Nihon Parkerizing Co. Ltd.	36,800	418,372
Nintendo Co. Ltd.	5,000	839,500
Nippon Ceramic Co. Ltd.	25,900	369,126
Nippon Shinyaku Co. Ltd.	12,000	401,203
Nissan Motor Co. Ltd.	36,400	377,857
OMRON Corp.	3,000	137,754
ORIX Corp.	122,400	1,882,316
Panasonic Corp.	114,100	1,634,354
Rakuten, Inc.	27,700	483,931
ROHM Co. Ltd.	15,600	1,082,091
Seiko Epson Corp.	31,600	552,190
SoftBank Corp.	26,500	1,656,524
Stanley Electric Co. Ltd.	43,000	964,818
Sumitomo Mitsui Financial Group, Inc.	39,700	1,733,485
Sumitomo Mitsui Trust Holdings, Inc.	261,000	1,148,906
T&D Holdings, Inc.	53,900	777,766
Common Stocks - continued
	Shares	Value
Japan - continued
Temp Holdings Co., Ltd.	28,100	$ 890,015
Tokyo Electron Ltd.	6,400	350,799
Tokyo Tatemono Co. Ltd.	77,000	558,301
Toray Industries, Inc.	97,000	843,187
Tosoh Corp.	173,000	927,499
Toyota Motor Corp.	22,500	1,566,206
Yahoo! Japan Corp.	159,400	651,186
Yamaha Motor Co. Ltd.	46,400	1,091,893
TOTAL JAPAN		38,249,350
Korea (South) - 0.0%
Samsung Electronics Co. Ltd.	100	130,906
Luxembourg - 0.0%
Samsonite International SA	72,900	266,654
Netherlands - 0.9%
ING Groep NV (Certificaten Van Aandelen)	114,900	1,762,745
LyondellBasell Industries NV Class A	50	5,176
NXP Semiconductors NV (a)	21,000	2,018,520
Reed Elsevier NV	46,633	1,124,668
Unilever NV (NY Reg.)	6,000	260,880
TOTAL NETHERLANDS		5,171,989
Norway - 0.2%
TGS Nopec Geophysical Co. ASA	51,200	1,302,989
Singapore - 0.0%
Rex International Holdings Ltd. (a)	967,400	230,299
Spain - 0.4%
Amadeus IT Holding SA Class A	32,000	1,458,623
Red Electrica Corporacion SA	13,300	1,116,201
TOTAL SPAIN		2,574,824
Sweden - 2.1%
Elekta AB (B Shares)	94,698	886,110
Getinge AB (B Shares)	117,400	2,853,395
Hemfosa Fastigheter AB (a)	45,500	1,051,276
Indutrade AB	24,000	1,172,446
Kungsleden AB	138,395	1,007,361
Lundbergfoeretagen AB	21,600	1,014,536
Nordea Bank AB	78,400	996,084
SKF AB (B Shares)	48,900	1,194,385
Svenska Cellulosa AB (SCA) (B Shares)	49,600	1,254,631
Common Stocks - continued
	Shares	Value
Sweden - continued
Svenska Handelsbanken AB (A Shares)	19,200	$ 886,252
Volvo AB (B Shares)	13,000	179,598
TOTAL SWEDEN		12,496,074
Switzerland - 1.2%
Julius Baer Group Ltd.	23,500	1,230,008
Roche Holding AG (participation certificate)	12,917	3,696,265
Sonova Holding AG Class B	7,986	1,103,303
TE Connectivity Ltd.	19,200	1,277,760
TOTAL SWITZERLAND		7,307,336
United Kingdom - 5.2%
Aberdeen Asset Management PLC	136,143	988,599
Babcock International Group PLC	109,930	1,695,772
British American Tobacco PLC (United Kingdom)	43,300	2,379,060
British Land Co. PLC	90,300	1,150,091
Bunzl PLC	39,469	1,109,761
Compass Group PLC	58,535	1,034,766
Dechra Pharmaceuticals PLC	46,600	728,103
Diageo PLC	62,749	1,742,061
Diploma PLC	81,000	993,558
Essentra PLC	70,200	1,030,488
HSBC Holdings PLC (United Kingdom)	223,500	2,232,654
ITV PLC	249,800	969,853
JUST EAT Ltd. (a)	5,000	35,062
Land Securities Group PLC	62,612	1,198,177
Lloyds Banking Group PLC	1,448,300	1,715,190
London Stock Exchange Group PLC	28,245	1,099,448
Micro Focus International PLC	400	7,699
Prudential PLC	69,511	1,730,653
Rolls-Royce Group PLC	98,827	1,575,590
Royal & Sun Alliance Insurance Group PLC	190,585	1,246,761
Schroders PLC	13,600	674,538
Shawbrook Group Ltd.	47,900	226,061
St. James's Place Capital PLC	39,600	540,172
Standard Chartered PLC:
(Hong Kong)	21,400	353,420
(United Kingdom)	149,650	2,450,101
Unite Group PLC	118,300	1,082,288
William Hill PLC	215,600	1,191,217
TOTAL UNITED KINGDOM		31,181,143
Common Stocks - continued
	Shares	Value
United States of America - 28.7%
AbbVie, Inc.	13,000	$ 840,580
Adobe Systems, Inc. (a)	125,200	9,522,712
Agios Pharmaceuticals, Inc. (a)	3,000	277,020
Alaska Air Group, Inc.	30,000	1,921,800
Alnylam Pharmaceuticals, Inc. (a)	1,726	175,828
AMAG Pharmaceuticals, Inc. (a)	2,000	101,940
Amazon.com, Inc. (a)	6,700	2,825,926
American Airlines Group, Inc.	41,400	1,998,999
Ameriprise Financial, Inc.	54,700	6,852,816
Amgen, Inc.	6,000	947,460
Amphenol Corp. Class A	3,700	204,869
AutoZone, Inc. (a)	2,500	1,681,650
Avalanche Biotechnologies, Inc. (a)	1,500	47,790
Babcock & Wilcox Co.	10,000	323,200
Biogen, Inc. (a)	11,200	4,188,016
BioMarin Pharmaceutical, Inc. (a)	9,000	1,008,450
BlackRock, Inc. Class A	1,700	618,698
bluebird bio, Inc. (a)	3,100	412,889
Booz Allen Hamilton Holding Corp. Class A	25,000	687,500
Cabot Oil & Gas Corp.	62,000	2,096,840
California Resources Corp.	11,000	102,300
CDW Corp.	1,000	38,320
Celgene Corp. (a)	12,000	1,296,720
Celldex Therapeutics, Inc. (a)	2,300	55,200
Charles Schwab Corp.	10,000	305,000
Chimerix, Inc. (a)	1,600	54,400
Church & Dwight Co., Inc.	4,000	324,680
Cidara Therapeutics, Inc.	5,564	81,346
Cigna Corp.	8,300	1,034,512
Cognizant Technology Solutions Corp. Class A (a)	15,000	878,100
CommScope Holding Co., Inc. (a)	13,000	383,630
Constellation Brands, Inc. Class A (sub. vtg.) (a)	21,000	2,434,740
CVS Health Corp.	84,500	8,390,005
Denbury Resources, Inc. (e)	326,000	2,872,060
Diamondback Energy, Inc. (a)	8,000	660,560
Diplomat Pharmacy, Inc. (e)	15,000	537,300
Domino's Pizza, Inc.	3,000	323,550
Dyax Corp. (a)	4,000	95,640
Dynegy, Inc. (a)	72,900	2,425,383
E*TRADE Financial Corp. (a)	5,000	143,950
Ecolab, Inc.	7,100	795,058
Electronic Arts, Inc. (a)	8,000	464,720
Common Stocks - continued
	Shares	Value
United States of America - continued
Energizer Holdings, Inc.	20	$ 2,732
EQT Corp.	25,000	2,248,500
Estee Lauder Companies, Inc. Class A	19,200	1,560,768
Etsy, Inc.	2,100	46,704
Facebook, Inc. Class A (a)	63,800	5,025,526
FedEx Corp.	2,900	491,753
Ford Motor Co.	40,000	632,000
Freeport-McMoRan, Inc.	790	18,383
Gilead Sciences, Inc. (a)	64,000	6,432,640
Google, Inc. Class A (a)	4,700	2,579,219
HD Supply Holdings, Inc. (a)	13,000	429,000
Home Depot, Inc.	22,000	2,353,560
Huntington Ingalls Industries, Inc.	2,000	263,180
Illumina, Inc. (a)	100	18,425
inContact, Inc. (a)	85,000	879,750
Interactive Intelligence Group, Inc. (a)	2,000	87,960
Intercept Pharmaceuticals, Inc. (a)	10,600	2,679,786
Intrexon Corp. (a)	15,000	582,450
Intuit, Inc.	31,200	3,130,296
Isis Pharmaceuticals, Inc. (a)	3,700	209,864
J.B. Hunt Transport Services, Inc.	10,000	872,000
Level 3 Communications, Inc. (a)	33,000	1,846,020
LinkedIn Corp. Class A (a)	1,000	252,130
Lithia Motors, Inc. Class A (sub. vtg.)	3,900	388,947
Lowe's Companies, Inc.	3,300	227,238
lululemon athletica, Inc. (a)	12,000	763,680
Marathon Petroleum Corp.	25,500	2,513,535
MarketAxess Holdings, Inc.	1,200	103,020
MasterCard, Inc. Class A	43,800	3,951,198
McGraw Hill Financial, Inc.	114,000	11,890,200
Mead Johnson Nutrition Co. Class A	10,150	973,588
Microsoft Corp.	27,000	1,313,280
Moody's Corp.	24,000	2,580,480
Neurocrine Biosciences, Inc. (a)	19,000	647,710
Newfield Exploration Co. (a)	67,000	2,629,080
NiSource, Inc.	56,500	2,453,230
Novavax, Inc. (a)	7,000	54,110
Nu Skin Enterprises, Inc. Class A	3,700	209,235
NVIDIA Corp.	6,000	133,170
O'Reilly Automotive, Inc. (a)	2,800	609,924
PACCAR, Inc.	3,000	196,050
Palo Alto Networks, Inc. (a)	1,200	177,264
Common Stocks - continued
	Shares	Value
United States of America - continued
Papa John's International, Inc.	6,000	$ 368,220
Party City Holdco, Inc.	2,500	51,975
PDC Energy, Inc. (a)	3,000	170,220
Philip Morris International, Inc.	16,000	1,335,520
Pinnacle Foods, Inc.	18,000	729,900
Post Holdings, Inc. (a)	6,000	281,640
Prestige Brands Holdings, Inc. (a)	85,000	3,336,250
Priceline Group, Inc. (a)	500	618,905
Range Resources Corp.	26,000	1,652,560
Red Hat, Inc. (a)	3,300	248,358
Rock-Tenn Co. Class A	10,000	629,800
Ross Stores, Inc.	5,000	494,400
Royal Gold, Inc.	300	19,359
Sage Therapeutics, Inc.	1,300	68,900
Salesforce.com, Inc. (a)	4,300	313,126
ServiceMaster Global Holdings, Inc.	29,000	1,002,240
Skyworks Solutions, Inc.	11,000	1,014,750
SolarWinds, Inc. (a)	2,000	97,560
Spark Therapeutics, Inc.	1,000	57,270
Spirit Airlines, Inc. (a)	31,300	2,143,111
Sprouts Farmers Market LLC (a)	21,000	671,685
SVB Financial Group (a)	15,900	2,110,884
Teleflex, Inc.	2,000	245,920
TESARO, Inc. (a)	2,000	108,940
Tetraphase Pharmaceuticals, Inc. (a)	3,000	105,840
The Blackstone Group LP	9,000	368,640
The Coca-Cola Co.	6,000	243,360
The Cooper Companies, Inc.	10,400	1,851,928
The Hain Celestial Group, Inc. (a)	14,000	843,360
The J.M. Smucker Co.	4,000	463,680
The Walt Disney Co.	25,400	2,761,488
Twitter, Inc. (a)	42,000	1,636,320
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,000	755,450
Ultragenyx Pharmaceutical, Inc. (a)	4,100	231,363
UnitedHealth Group, Inc.	23,000	2,562,200
Visa, Inc. Class A	50,000	3,302,500
Walgreens Boots Alliance, Inc.	14,700	1,219,071
Wells Fargo & Co.	76,000	4,187,600
Whirlpool Corp.	11,300	1,984,280
WPX Energy, Inc. (a)	81,000	1,113,750
Common Stocks - continued
	Shares	Value
United States of America - continued
Zebra Technologies Corp. Class A (a)	74,000	$ 6,813,920
Zendesk, Inc.	5,000	115,300
TOTAL UNITED STATES OF AMERICA		173,221,285
TOTAL COMMON STOCKS (Cost $305,600,794)		352,874,214
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.5%
United States of America - 0.5%
Actavis PLC 5.50%	1,700	1,701,122
American Tower Corp. 5.50% (a)	12,900	1,323,540
Dynegy, Inc. 5.375% (a)	2,500	283,775
TOTAL UNITED STATES OF AMERICA		3,308,437
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
Volkswagen AG	6,000	1,544,675
United Kingdom - 0.0%
Rolls-Royce Group PLC	13,934,607	21,390
Rolls-Royce Group PLC (C Shares) (a)	30,690,583	47,110
TOTAL UNITED KINGDOM		68,500
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,613,175
TOTAL PREFERRED STOCKS (Cost $4,272,256)		4,921,612
Investment Companies - 1.2%

United States of America - 1.2%
iShares Barclays 20+ Year Treasury Bond ETF (e) (Cost $7,373,443)	55,300	6,965,035
Nonconvertible Bonds - 10.6%
		Principal Amount (d)	Value
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S) (d)	EUR	450,000	$ 517,874
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	314,460
TOTAL AUSTRALIA			832,334
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	796,358
4.7201% 7/31/18 (Reg. S)	GBP	600,000	984,346
TOTAL BAILIWICK OF JERSEY			1,780,704
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	428,460
Canada - 0.2%
Methanex Corp. 4.25% 12/1/24		1,250,000	1,275,050
The Toronto Dominion Bank 2.375% 10/19/16		250,000	255,901
TOTAL CANADA			1,530,951
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	177,771	280,363
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	252,010
6.875% 3/14/26	GBP	150,000	309,686
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,017
TOTAL CAYMAN ISLANDS			1,059,076
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	386,868
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	358,370
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	615,998
EDF SA 4.625% 9/11/24	EUR	150,000	219,586
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,012,481
Iliad SA 4.875% 6/1/16	EUR	500,000	585,467
TOTAL FRANCE			3,178,770
Germany - 0.6%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,594,201
Deutsche Bank AG London Branch 1.875% 2/13/18		400,000	401,635
Infineon Technologies AG 1.5% 3/10/22 (Reg. S)	EUR	800,000	894,567
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	$ 652,777
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	258,296
TOTAL GERMANY			3,801,476
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	417,911
Ireland - 0.4%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	195,738
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	760,973
Medtronic, Inc.:
3.5% 3/15/25 (f)		700,000	724,186
4.375% 3/15/35 (f)		450,000	475,308
4.625% 3/15/45 (f)		450,000	484,524
TOTAL IRELAND			2,640,729
Italy - 0.2%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	707,403
Intesa Sanpaolo SpA 4.875% 7/10/15	EUR	300,000	339,627
TOTAL ITALY			1,047,030
Japan - 0.1%
Sumitomo Life Insurance Co. 6.5% 9/20/73 (Reg. S) (h)		400,000	473,600
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	229,713
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,771
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	459,815
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	204,144
TOTAL KOREA (SOUTH)			1,094,443
Luxembourg - 0.2%
Actavis Funding SCS:
3% 3/12/20		250,000	254,332
3.45% 3/15/22		250,000	254,128
3.8% 3/15/25		350,000	353,922
4.55% 3/15/35		200,000	200,682
4.75% 3/15/45		150,000	151,228
TOTAL LUXEMBOURG			1,214,292
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	606,177
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	475,431
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Netherlands - continued
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		$ 350,000	$ 359,008
5% 10/2/23 (f)		450,000	489,356
Heineken NV 1.4% 10/1/17 (f)		550,000	552,187
LYB International Finance BV:
4% 7/15/23		500,000	529,334
4.875% 3/15/44		500,000	528,187
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	408,590
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	178,023
TOTAL NETHERLANDS			4,126,293
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		400,000	399,638
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	418,526
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	276,730
TOTAL SINGAPORE			695,256
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	508,057
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	519,319
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	389,168
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	306,750
United Kingdom - 1.2%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	611,713
6.75% 1/16/23 (h)	GBP	300,000	506,561
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	204,506
Channel Link Enterprises Finance PLC 3.426% 6/30/50 (h)	EUR	950,000	1,063,008
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	195,650
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	336,951
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	204,420
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	429,260
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	663,493
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	628,634
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United Kingdom - continued
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	$ 481,794
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	437,828
Sky PLC 2.5% 9/15/26 (Reg. S)	EUR	700,000	855,209
Tesco PLC 5.875% 9/12/16	EUR	100,000	119,824
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	237,261
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	263,691
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	299,995
TOTAL UNITED KINGDOM			7,539,798
United States of America - 5.0%
AbbVie, Inc. 1.75% 11/6/17		400,000	402,235
Altria Group, Inc.:
2.85% 8/9/22		500,000	497,695
9.25% 8/6/19		134,000	170,916
American Express Co. 1.55% 5/22/18		550,000	549,787
American International Group, Inc. 5% 4/26/23	GBP	200,000	353,519
Anadarko Petroleum Corp. 3.45% 7/15/24		900,000	913,830
AutoZone, Inc. 3.125% 7/15/23		400,000	399,542
Bank of America Corp. 4.2% 8/26/24		950,000	960,137
Bayer U.S. Finance LLC 3.375% 10/8/24 (f)		550,000	567,247
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	567,555
4.15% 4/1/45		150,000	151,188
Chevron Corp.:
2.427% 6/24/20		200,000	206,706
3.191% 6/24/23		300,000	310,497
Citigroup, Inc.:
2.125% 9/10/26 (Reg. S)	EUR	950,000	1,120,625
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,332,459
4.5% 1/14/22		150,000	163,908
CME Group, Inc. 3% 3/15/25		300,000	301,607
Comcast Corp.:
3.6% 3/1/24		350,000	373,140
4.75% 3/1/44		350,000	383,350
Frontier Oil Corp. 6.875% 11/15/18		250,000	259,063
General Electric Capital Corp. 4.65% 10/17/21		250,000	284,008
General Electric Co.:
4.5% 3/11/44		650,000	709,662
5.25% 12/6/17		550,000	606,228
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	254,675
Goldman Sachs Group, Inc. 3.85% 7/8/24		650,000	671,311
Illinois Tool Works, Inc. 3% 5/19/34	EUR	600,000	820,455
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	$ 1,296,701
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19		900,000	910,007
3.5% 3/10/25		950,000	973,741
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	354,060
Morgan Stanley:
2.375% 7/23/19		4,200,000	4,214,868
4.35% 9/8/26		950,000	968,251
NBCUniversal, Inc. 4.375% 4/1/21		500,000	555,050
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	192,774
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24		550,000	551,280
8.75% 5/1/19		100,000	124,135
Prologis LP:
3% 1/18/22	EUR	300,000	370,881
3% 6/2/26	EUR	250,000	312,369
3.375% 2/20/24	EUR	450,000	573,364
Qwest Corp. 6.75% 12/1/21		650,000	745,875
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,012
3.25% 11/1/22		200,000	197,893
Roche Holdings, Inc. 6% 3/1/19 (f)		69,000	79,566
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	454,669
2.45% 1/15/17 (f)		400,000	408,280
3.75% 1/15/22 (f)		200,000	210,887
Verizon Communications, Inc. 5.15% 9/15/23		350,000	395,173
Viacom, Inc. 4.25% 9/1/23		250,000	260,750
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	629,195
Walt Disney Co.:
0.45% 12/1/15		350,000	350,183
2.35% 12/1/22		150,000	148,856
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	607,991
Wells Fargo & Co. 3.676% 6/15/16		450,000	464,738
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	154,724
TOTAL UNITED STATES OF AMERICA			30,037,618
TOTAL NONCONVERTIBLE BONDS (Cost $63,939,112)			64,021,673
Government Obligations - 21.1%
		Principal Amount (d)	Value
Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		$ 400,000	$ 391,000
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	5,004,244
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,567,450	2,538,215
France - 1.6%
French Government 0.5% 5/25/25	EUR	8,650,000	9,581,804
Germany - 1.2%
German Federal Republic:
0.5% 2/15/25	EUR	1,050,000	1,194,095
2% 1/4/22	EUR	1,400,000	1,767,577
2.5% 7/4/44	EUR	2,650,000	4,250,696
TOTAL GERMANY			7,212,368
Italy - 3.5%
Buoni del Tesoro Poliennali:
Indexed-Linked Bond, 2.35% 9/15/24 (f)	EUR	1,000,000	1,330,866
4.5% 3/1/24	EUR	5,450,000	7,686,072
5.5% 11/1/22	EUR	5,250,000	7,715,598
Italian Republic Inflation-Indexed Bond 2.25% 4/22/17	EUR	4,003,000	4,666,705
TOTAL ITALY			21,399,241
Japan - 9.1%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	471,960,000	4,170,890
0.1% 2/15/16	JPY	1,680,000,000	14,081,465
0.3% 6/20/15	JPY	835,000,000	6,996,062
0.5% 3/20/16	JPY	150,000,000	1,261,805
1.3% 3/20/20	JPY	100,000,000	887,235
1.3% 6/20/20	JPY	331,000,000	2,943,954
1.3% 3/20/21	JPY	802,750,000	7,194,240
1.7% 9/20/32	JPY	1,014,450,000	9,567,589
2% 9/20/40	JPY	781,000,000	7,562,186
TOTAL JAPAN			54,665,426
Netherlands - 0.9%
Dutch Government 2.75% 1/15/47	EUR	3,150,000	5,213,897
Government Obligations - continued
		Principal Amount (d)	Value
Spain - 1.8%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	600,000	$ 768,599
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	8,096,835
5.5% 4/30/21	EUR	1,400,000	1,995,855
TOTAL SPAIN			10,861,289
United Arab Emirates - 0.1%
Sharjah Government 3.764% 9/17/24 (Reg. S)		800,000	849,296
United Kingdom - 1.1%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,017,596
4% 3/7/22	GBP	1,250,000	2,229,413
5% 3/7/25	GBP	1,075,000	2,122,221
TOTAL UNITED KINGDOM			6,369,230
United States of America - 0.5%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	199,984
2.75% 11/15/42		300,000	299,789
3% 11/15/44		200,000	210,359
3.625% 2/15/44		150,000	176,625
U.S. Treasury Notes:
1.75% 5/15/23		1,050,000	1,036,957
2.75% 11/15/23		850,000	904,453
TOTAL UNITED STATES OF AMERICA			2,828,167
TOTAL GOVERNMENT OBLIGATIONS (Cost $137,060,303)			126,914,177
Asset-Backed Securities - 0.0%

Bavarian Sky SA 0.208% 6/20/20 (h) (Cost $194,458)	EUR	150,271	168,767
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.148% 12/20/54 (h) (Cost $103,508)	EUR	83,215	93,111
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0938% 4/19/21 (h) (Cost $167,983)	GBP	109,693	$ 165,011
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $998,299)		1,000,000	1,019,861
Preferred Securities - 0.6%

Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	250,000	613,274
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	398,385
Japan - 0.1%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (h)		550,000	643,200
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	1,003,248
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	790,903
TOTAL PREFERRED SECURITIES (Cost $3,516,578)			3,449,010
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	40,745,726	40,745,726
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	6,403,356	6,403,356
TOTAL MONEY MARKET FUNDS (Cost $47,149,082)		47,149,082
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $570,375,816)		607,741,553
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(4,859,664)
NET ASSETS - 100%		$ 602,881,889
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
CAD	-	Canadian dollar
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,076,497 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,361
Fidelity Emerging Markets Debt Central Fund	57,478
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	23,580
Total	$ 156,453
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 4,668,216	$ 45,023	$ 4,421,144	$ -	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	-	0.0%
Total	$ 12,810,718	$ 92,757	$ 12,453,939	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,000,839	$ 21,783,511	$ 22,217,328	$ -
Consumer Staples	31,943,394	23,032,160	8,911,234	-
Energy	19,200,226	17,897,237	1,302,989	-
Financials	74,986,199	39,448,863	35,537,336	-
Health Care	69,144,247	45,430,584	23,713,663	-
Industrials	37,724,469	11,442,222	26,282,247	-
Information Technology	59,192,428	47,190,820	12,001,608	-
Materials	9,480,659	2,870,719	6,609,940	-
Telecommunication Services	5,384,985	2,919,209	2,465,776	-
Utilities	6,738,380	5,622,179	1,116,201	-
Investment Companies	6,965,035	6,965,035	-	-
Corporate Bonds	64,021,673	-	64,021,673	-
Government Obligations	126,914,177	-	126,914,177	-
Asset-Backed Securities	168,767	-	168,767	-
Collateralized Mortgage Obligations	93,111	-	93,111	-
Commercial Mortgage Securities	165,011	-	165,011	-
Supranational Obligations	1,019,861	-	1,019,861	-
Preferred Securities	3,449,010	-	3,449,010	-
Money Market Funds	47,149,082	47,149,082	-	-
Total Investments in Securities:	$ 607,741,553	$ 271,751,621	$ 335,989,932	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 46,329,077
Level 2 to Level 1	$ 13,185,165
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	0.5%
AAA,AA,A	18.1%
BBB	11.4%
BB	0.2%
B	0.1%
Not Rated	2.2%
Equities	60.5%
Short-Term Investments and Net Other Assets	7.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,231,070) - See accompanying schedule: Unaffiliated issuers (cost $523,226,734)	$ 560,592,471
Fidelity Central Funds (cost $47,149,082)	47,149,082
Total Investments (cost $570,375,816)		$ 607,741,553
Cash		446,001
Foreign currency held at value (cost $126)		126
Receivable for investments sold		11,329,064
Receivable for fund shares sold		462,819
Dividends receivable		1,013,199
Interest receivable		1,193,591
Distributions receivable from Fidelity Central Funds		12,516
Prepaid expenses		550
Other receivables		13,414
Total assets		622,212,833

Liabilities
Payable for investments purchased	$ 11,652,525
Payable for fund shares redeemed	652,901
Accrued management fee	353,896
Distribution and service plan fees payable	42,636
Other affiliated payables	121,087
Other payables and accrued expenses	104,543
Collateral on securities loaned, at value	6,403,356
Total liabilities		19,330,944

Net Assets		$ 602,881,889
Net Assets consist of:
Paid in capital		$ 561,094,109
Undistributed net investment income		1,915,436
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,518,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		37,353,939
Net Assets		$ 602,881,889

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,203,711 ÷ 1,899,511 shares)	$ 23.27

Maximum offering price per share (100/94.25 of $23.27)	$ 24.69
Class T: Net Asset Value and redemption price per share ($17,790,201 ÷ 767,940 shares)	$ 23.17

Maximum offering price per share (100/96.50 of $23.17)	$ 24.01
Class B: Net Asset Value and offering price per share ($1,628,150 ÷ 70,232 shares)A	$ 23.18

Class C: Net Asset Value and offering price per share ($29,367,162 ÷ 1,283,850 shares)A	$ 22.87

Global Balanced: Net Asset Value, offering price and redemption price per share ($504,277,616 ÷ 21,494,917 shares)	$ 23.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,615,049 ÷ 240,058 shares)	$ 23.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,395,870
Interest		2,146,129
Income from Fidelity Central Funds		156,453
Income before foreign taxes withheld		5,698,452
Less foreign taxes withheld		(165,444)
Total income		5,533,008

Expenses
Management fee	$ 2,173,370
Transfer agent fees	584,184
Distribution and service plan fees	256,742
Accounting and security lending fees	154,965
Custodian fees and expenses	126,998
Independent trustees' compensation	1,311
Registration fees	78,756
Audit	43,284
Legal	1,430
Miscellaneous	2,522
Total expenses before reductions	3,423,562
Expense reductions	(16,252)	3,407,310
Net investment income (loss)		2,125,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,700,181
Fidelity Central Funds	(279,659)
Foreign currency transactions	(271,518)
Total net realized gain (loss)		5,149,004
Change in net unrealized appreciation (depreciation) on: Investment securities	2,105,647
Assets and liabilities in foreign currencies	72,161
Total change in net unrealized appreciation (depreciation)		2,177,808
Net gain (loss)		7,326,812
Net increase (decrease) in net assets resulting from operations		$ 9,452,510

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,125,698	$ 5,319,518
Net realized gain (loss)	5,149,004	45,596,544
Change in net unrealized appreciation (depreciation)	2,177,808	(33,150,825)
Net increase (decrease) in net assets resulting from operations	9,452,510	17,765,237
Distributions to shareholders from net investment income	(1,672,129)	(3,503,737)
Distributions to shareholders from net realized gain	(43,816,065)	(49,182,400)
Total distributions	(45,488,194)	(52,686,137)
Share transactions - net increase (decrease)	(19,066,398)	72,348,120
Redemption fees	7,669	10,838
Total increase (decrease) in net assets	(55,094,413)	37,438,058

Net Assets
Beginning of period	657,976,302	620,538,244
End of period (including undistributed net investment income of $1,915,436 and undistributed net investment income of $1,461,867, respectively)	$ 602,881,889	$ 657,976,302

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88	$ 19.59
Income from Investment Operations
Net investment income (loss) E	.06	.15	.13	.27	.22	.17
Net realized and unrealized gain (loss)	.27	.49	3.13	1.41	.22	2.43
Total from investment operations	.33	.64	3.26	1.68	.44	2.60
Distributions from net investment income	(.01)	(.10)	(.24)	(.19)	(.17)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.71)	(2.17)	(.53)	(.28)	(.27)J	(.31)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.27	$ 24.65	$ 26.18	$ 23.45	$ 22.05	$ 21.88
Total ReturnB, C, D	1.53%	2.69%	14.19%	7.74%	2.04%	13.40%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of fee waivers, if any	1.29%A	1.28%	1.31%	1.33%	1.37%	1.43%
Expenses net of all reductions	1.29%A	1.27%	1.29%	1.32%	1.35%	1.41%
Net investment income (loss)	.49%A	.58%	.55%	1.18%	.98%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,204	$ 47,048	$ 38,972	$ 26,714	$ 20,831	$ 11,096
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81	$ 19.56
Income from Investment Operations
Net investment income (loss) E	.03	.08	.07	.21	.17	.13
Net realized and unrealized gain (loss)	.27	.49	3.12	1.41	.22	2.42
Total from investment operations	.30	.57	3.19	1.62	.39	2.55
Distributions from net investment income	-	(.02)	(.18)	(.17)	(.13)	(.23)
Distributions from net realized gain	(1.65)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.65)	(2.09)	(.47)	(.26)	(.24)	(.30)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.17	$ 24.52	$ 26.04	$ 23.32	$ 21.96	$ 21.81
Total ReturnB, C, D	1.39%	2.40%	13.94%	7.46%	1.80%	13.17%
Ratios to Average Net Assets F, H
Expenses before reductions	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of fee waivers, if any	1.57%A	1.55%	1.57%	1.58%	1.59%	1.62%
Expenses net of all reductions	1.56%A	1.55%	1.55%	1.57%	1.58%	1.60%
Net investment income (loss)	.22%A	.31%	.28%	.94%	.75%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,790	$ 17,662	$ 14,650	$ 13,654	$ 10,357	$ 5,345
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68	$ 19.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	(.06)	.09	.04	.02
Net realized and unrealized gain (loss)	.26	.49	3.11	1.41	.23	2.41
Total from investment operations	.23	.44	3.05	1.50	.27	2.43
Distributions from net investment income	-	-	(.04)	-	(.04)	(.16)
Distributions from net realized gain	(1.48)	(1.95)	(.29)	(.08)	(.11)	(.08)
Total distributions	(1.48)	(1.95)	(.33)	(.08)	(.15)	(.23)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 23.18	$ 24.43	$ 25.94	$ 23.22	$ 21.80	$ 21.68
Total ReturnB, C, D	1.09%	1.90%	13.30%	6.92%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of fee waivers, if any	2.07%A	2.07%	2.10%	2.12%	2.15%	2.18%
Expenses net of all reductions	2.06%A	2.07%	2.08%	2.11%	2.13%	2.16%
Net investment income (loss)	(.28)%A	(.21)%	(.24)%	.39%	.20%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 2,025	$ 2,325	$ 2,426	$ 2,392	$ 2,199
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65	$ 19.49
Income from Investment Operations
Net investment income (loss) E	(.04)	(.05)	(.06)	.09	.05	.03
Net realized and unrealized gain (loss)	.26	.49	3.08	1.41	.22	2.40
Total from investment operations	.22	.44	3.02	1.50	.27	2.43
Distributions from net investment income	-	-	(.06)	(.05)	(.08)	(.20)
Distributions from net realized gain	(1.52)	(2.03)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.52)	(2.03)	(.35)	(.14)	(.19)	(.27)J
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 22.87	$ 24.17	$ 25.76	$ 23.09	$ 21.73	$ 21.65
Total ReturnB, C, D	1.07%	1.89%	13.27%	6.94%	1.24%	12.58%
Ratios to Average Net Assets F, H
Expenses before reductions	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of fee waivers, if any	2.10%A	2.08%	2.12%	2.13%	2.13%	2.12%
Expenses net of all reductions	2.10%A	2.07%	2.10%	2.12%	2.11%	2.10%
Net investment income (loss)	(.32)%A	(.22)%	(.26)%	.39%	.21%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,367	$ 29,809	$ 20,997	$ 13,797	$ 9,598	$ 5,463
Portfolio turnover rateG	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99	$ 19.62
Income from Investment Operations
Net investment income (loss) D	.09	.22	.21	.33	.29	.24
Net realized and unrealized gain (loss)	.27	.50	3.14	1.44	.22	2.43
Total from investment operations	.36	.72	3.35	1.77	.51	2.67
Distributions from net investment income	(.08)	(.16)	(.30)	(.24)	(.21)	(.23)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)J	(2.23)	(.59)	(.33)	(.32)	(.30)I
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 23.46	$ 24.87	$ 26.38	$ 23.62	$ 22.18	$ 21.99
Total ReturnB, C	1.67%	3.00%	14.52%	8.11%	2.34%	13.76%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01%A	.99%	1.02%	1.03%	1.05%	1.11%
Expenses net of fee waivers, if any	1.01%A	.99%	1.02%	1.03%	1.05%	1.10%
Expenses net of all reductions	1.00%A	.99%	1.00%	1.02%	1.04%	1.08%
Net investment income (loss)	.78%A	.87%	.84%	1.48%	1.29%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,278	$ 554,896	$ 540,412	$ 468,758	$ 520,753	$ 542,319
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

J Total distributions of $1.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $1.697 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99	$ 19.64
Income from Investment Operations
Net investment income (loss) D	.09	.21	.20	.33	.28	.23
Net realized and unrealized gain (loss)	.27	.49	3.14	1.43	.21	2.44
Total from investment operations	.36	.70	3.34	1.76	.49	2.67
Distributions from net investment income	(.07)	(.17)	(.30)	(.25)	(.21)	(.25)
Distributions from net realized gain	(1.70)	(2.07)	(.29)	(.09)	(.11)	(.08)
Total distributions	(1.77)	(2.23)J	(.59)	(.34)	(.32)	(.32)I
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 23.39	$ 24.80	$ 26.33	$ 23.58	$ 22.16	$ 21.99
Total ReturnB, C	1.66%	2.95%	14.50%	8.10%	2.25%	13.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of fee waivers, if any	1.03%A	1.02%	1.03%	1.04%	1.11%	1.14%
Expenses net of all reductions	1.03%A	1.02%	1.01%	1.03%	1.10%	1.12%
Net investment income (loss)	.75%A	.84%	.83%	1.48%	1.23%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,615	$ 6,537	$ 3,183	$ 1,966	$ 1,149	$ 541
Portfolio turnover rateF	141% A	157%	181%	157%	197%	178%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds ranged from less than .01% to .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

J Total distributions of $2.23 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $2.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity® Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 56,908,628
Gross unrealized depreciation	(20,740,825)
Net unrealized appreciation (depreciation) on securities	$ 36,167,803

Tax cost	$ 571,573,750

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, including the Equity and Fixed-Income Central Funds, other than short-term securities and U.S. government securities, aggregated $406,882,191 and $460,877,362, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 56,466	$ 4,241
Class T	.25%	.25%	44,348	1,213
Class B	.75%	.25%	9,053	6,837
Class C	.75%	.25%	146,875	39,084
			$ 256,742	$ 51,375

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,643
Class T	3,564
Class B*	600
Class C*	2,569
$ 18,376

* When Class B Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 48,242.21
Class T	21,058.24
Class B	2,130.24
Class C	39,695.27
Global Balanced	467,031.18
Institutional Class	6,028.20
	$ 584,184

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,757 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $500 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,580. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $15,041 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Global Balanced expenses during the period in the amount of $1,211.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 21,068	$ 152,819
Class T	-	11,268
Global Balanced	1,632,478	3,316,756
Institutional Class	18,583	22,894
Total	$ 1,672,129	$ 3,503,737
From net realized gain
Class A	$ 3,250,151	$ 3,093,845
Class T	1,204,951	1,163,373
Class B	119,044	180,282
Class C	1,878,431	1,920,811
Global Balanced	36,937,336	42,540,993
Institutional Class	426,152	283,096
Total	$ 43,816,065	$ 49,182,400

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	188,241	636,858	$ 4,414,032	$ 15,926,414
Reinvestment of distributions	138,033	126,868	3,123,694	3,032,156
Shares redeemed	(335,104)	(343,862)	(7,754,611)	(8,612,014)
Net increase (decrease)	(8,830)	419,864	$ (216,885)	$ 10,346,556
Class T
Shares sold	75,862	243,034	$ 1,773,776	$ 6,062,322
Reinvestment of distributions	52,572	45,887	1,186,019	1,093,477
Shares redeemed	(80,784)	(131,285)	(1,864,493)	(3,273,584)
Net increase (decrease)	47,650	157,636	$ 1,095,302	$ 3,882,215
Class B
Shares sold	1,153	9,864	$ 26,724	$ 248,678
Reinvestment of distributions	5,016	6,875	113,421	163,899
Shares redeemed	(18,846)	(23,467)	(433,739)	(580,083)
Net increase (decrease)	(12,677)	(6,728)	$ (293,594)	$ (167,506)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class C
Shares sold	153,266	684,092	$ 3,532,565	$ 16,931,953
Reinvestment of distributions	76,970	75,134	1,717,971	1,772,408
Shares redeemed	(179,890)	(340,818)	(4,133,939)	(8,322,676)
Net increase (decrease)	50,346	418,408	$ 1,116,597	$ 10,381,685
Global Balanced
Shares sold	1,306,011	5,401,197	$ 30,615,716	$ 136,284,595
Reinvestment of distributions	1,612,167	1,818,963	36,741,286	43,746,063
Shares redeemed	(3,733,858)	(5,392,045)	(87,556,014)	(135,719,200)
Net increase (decrease)	(815,680)	1,828,115	$ (20,199,012)	$ 44,311,458
Institutional Class
Shares sold	39,439	174,398	$ 921,426	$ 4,401,096
Reinvestment of distributions	15,294	11,057	347,634	265,261
Shares redeemed	(78,199)	(42,801)	(1,837,866)	(1,072,645)
Net increase (decrease)	(23,466)	142,654	$ (568,806)	$ 3,593,712

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AGBLI-USAN-0615
1.883458.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015